UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093
Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2015
Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (13.0%)
* Amazon.com Inc.	4,106,055	2,101,848
Walt Disney Co.	16,624,851	1,699,060
Home Depot Inc.	13,747,798	1,587,733
Comcast Corp. Class A	25,839,503	1,469,751
McDonald's Corp.	10,083,108	993,489
Starbucks Corp.	15,889,889	903,181
NIKE Inc. Class B	7,257,501	892,455
Lowe's Cos. Inc.	9,905,473	682,685
* Priceline Group Inc.	542,806	671,375
Time Warner Inc.	8,731,517	600,292
Ford Motor Co.	41,720,878	566,152
Time Warner Cable Inc.	3,029,432	543,389
Target Corp.	6,727,858	529,213
TJX Cos. Inc.	7,219,736	515,634
Twenty-First Century Fox Inc. Class A	17,687,537	477,210
* Netflix Inc.	4,560,696	470,937
General Motors Co.	15,431,805	463,263
Yum! Brands Inc.	4,617,113	369,138
Johnson Controls Inc.	7,003,380	289,660
* O'Reilly Automotive Inc.	1,064,809	266,202
VF Corp.	3,645,930	248,689
L Brands Inc.	2,750,962	247,944
Carnival Corp.	4,956,311	246,329
* Chipotle Mexican Grill Inc. Class A	333,438	240,159
* AutoZone Inc.	330,552	239,263
Delphi Automotive plc	3,044,539	231,507
Dollar General Corp.	3,154,899	228,541
Ross Stores Inc.	4,430,443	214,744
CBS Corp. Class B	4,758,218	189,853
* Under Armour Inc. Class A	1,926,789	186,475
Macy's Inc.	3,543,236	181,839
Omnicom Group Inc.	2,601,234	171,421
* Dollar Tree Inc.	2,513,108	167,524
Royal Caribbean Cruises Ltd.	1,836,455	163,610
Viacom Inc. Class B	3,719,540	160,498
Advance Auto Parts Inc.	783,820	148,557
Marriott International Inc. Class A	2,134,677	145,585
Genuine Parts Co.	1,622,763	134,511
* CarMax Inc.	2,226,982	132,105
Expedia Inc.	1,070,910	126,025
Hanesbrands Inc.	4,308,355	124,684
* Mohawk Industries Inc.	680,533	123,714
Whirlpool Corp.	839,493	123,624
Tractor Supply Co.	1,453,865	122,590
Best Buy Co. Inc.	3,285,322	121,951
Starwood Hotels & Resorts Worldwide Inc.	1,823,797	121,246
Harley-Davidson Inc.	2,204,742	121,040
Signet Jewelers Ltd.	852,000	115,983
Newell Rubbermaid Inc.	2,866,596	113,833

^ H&R Block Inc.	2,957,434	107,059
Nordstrom Inc.	1,490,998	106,919
* Bed Bath & Beyond Inc.	1,815,977	103,547
DR Horton Inc.	3,494,240	102,591
BorgWarner Inc.	2,422,474	100,751
Kohl's Corp.	2,118,065	98,088
Tiffany & Co.	1,201,106	92,749
Wyndham Worldwide Corp.	1,265,013	90,954
PVH Corp.	883,782	90,093
Lennar Corp. Class A	1,862,910	89,662
* Michael Kors Holdings Ltd.	2,071,650	87,506
Hasbro Inc.	1,204,035	86,859
Coach Inc.	2,962,966	85,719
Goodyear Tire & Rubber Co.	2,884,410	84,600
Interpublic Group of Cos. Inc.	4,395,655	84,089
Darden Restaurants Inc.	1,220,981	83,686
Staples Inc.	6,893,055	80,856
Cablevision Systems Corp. Class A	2,381,412	77,324
Mattel Inc.	3,626,874	76,382
* TripAdvisor Inc.	1,209,446	76,219
Ralph Lauren Corp. Class A	640,110	75,635
Harman International Industries Inc.	762,026	73,147
Gap Inc.	2,547,904	72,615
* Discovery Communications Inc.	2,761,506	67,077
News Corp. Class A	5,235,367	66,070
PulteGroup Inc.	3,438,485	64,884
Leggett & Platt Inc.	1,465,483	60,451
TEGNA Inc.	2,425,171	54,300
Scripps Networks Interactive Inc. Class A	1,008,873	49,626
* AutoNation Inc.	838,436	48,780
^ GameStop Corp. Class A	1,142,059	47,064
Wynn Resorts Ltd.	869,302	46,177
Garmin Ltd.	1,267,853	45,491
Comcast Corp. Special Class A	743,693	42,569
* Discovery Communications Inc. Class A	1,597,726	41,589
* Urban Outfitters Inc.	1,015,490	29,835
* Fossil Group Inc.	443,403	24,777
		23,702,251
Consumer Staples (9.9%)
Procter & Gamble Co.	29,041,128	2,089,219
Coca-Cola Co.	41,914,622	1,681,615
PepsiCo Inc.	15,727,269	1,483,081
Philip Morris International Inc.	16,585,789	1,315,751
CVS Health Corp.	11,931,741	1,151,174
Altria Group Inc.	20,991,389	1,141,932
Wal-Mart Stores Inc.	16,894,936	1,095,468
Walgreens Boots Alliance Inc.	9,355,179	777,415
Mondelez International Inc. Class A	17,256,847	722,544
Costco Wholesale Corp.	4,705,151	680,224
Colgate-Palmolive Co.	9,636,783	611,550
Kraft Heinz Co.	6,362,319	449,052
Kimberly-Clark Corp.	3,899,816	425,236
Reynolds American Inc.	8,873,794	392,843
Kroger Co.	10,399,777	375,120
General Mills Inc.	6,409,884	359,787
Archer-Daniels-Midland Co.	6,520,117	270,259
Sysco Corp.	5,926,439	230,953

Constellation Brands Inc. Class A	1,841,474	230,571
* Monster Beverage Corp.	1,628,169	220,031
Estee Lauder Cos. Inc. Class A	2,418,236	195,103
ConAgra Foods Inc.	4,621,797	187,229
Kellogg Co.	2,725,729	181,397
Dr Pepper Snapple Group Inc.	2,043,769	161,560
Clorox Co.	1,377,368	159,127
Mead Johnson Nutrition Co.	2,170,620	152,812
Hershey Co.	1,563,868	143,688
Molson Coors Brewing Co. Class B	1,691,752	140,449
Tyson Foods Inc. Class A	3,258,619	140,446
JM Smucker Co.	1,101,613	125,683
Whole Foods Market Inc.	3,830,681	121,241
Brown-Forman Corp. Class B	1,136,421	110,119
Coca-Cola Enterprises Inc.	2,255,982	109,077
McCormick & Co. Inc.	1,242,005	102,068
Campbell Soup Co.	1,927,816	97,702
Hormel Foods Corp.	1,442,646	91,334
Keurig Green Mountain Inc.	1,287,149	67,112
		17,989,972
Energy (6.9%)
Exxon Mobil Corp.	44,639,011	3,318,910
Chevron Corp.	20,146,131	1,589,127
Schlumberger Ltd.	13,547,918	934,400
ConocoPhillips	13,205,375	633,330
Occidental Petroleum Corp.	8,178,783	541,027
Kinder Morgan Inc.	19,242,647	532,637
EOG Resources Inc.	5,879,275	428,011
Phillips 66	5,126,123	393,891
Anadarko Petroleum Corp.	5,439,460	328,489
Halliburton Co.	9,152,212	323,531
Valero Energy Corp.	5,326,452	320,120
Williams Cos. Inc.	7,304,875	269,185
Marathon Petroleum Corp.	5,740,794	265,971
Baker Hughes Inc.	4,667,044	242,873
Pioneer Natural Resources Co.	1,598,639	194,458
Spectra Energy Corp.	7,188,276	188,836
Apache Corp.	4,047,008	158,481
National Oilwell Varco Inc.	4,108,613	154,689
Devon Energy Corp.	4,135,761	153,395
Noble Energy Inc.	4,550,993	137,349
Hess Corp.	2,581,140	129,212
Tesoro Corp.	1,317,662	128,129
* Cameron International Corp.	2,050,069	125,710
Marathon Oil Corp.	7,248,919	111,633
EQT Corp.	1,631,404	105,666
Cimarex Energy Co.	1,011,066	103,614
Cabot Oil & Gas Corp.	4,432,074	96,885
* FMC Technologies Inc.	2,457,824	76,193
ONEOK Inc.	2,240,358	72,140
Columbia Pipeline Group Inc.	3,401,956	62,222
Range Resources Corp.	1,814,026	58,267
* Newfield Exploration Co.	1,744,134	57,382
^ Helmerich & Payne Inc.	1,153,161	54,498
* Southwestern Energy Co.	4,117,565	52,252
^ Transocean Ltd.	3,657,301	47,252
Murphy Oil Corp.	1,739,271	42,090

^ Chesapeake Energy Corp.	5,542,184	40,624
Ensco plc Class A	2,525,060	35,553
^ CONSOL Energy Inc.	2,454,720	24,056
^ Diamond Offshore Drilling Inc.	690,418	11,944
		12,544,032
Financials (16.5%)
Wells Fargo & Co.	50,012,490	2,568,141
* Berkshire Hathaway Inc. Class B	18,918,414	2,466,961
JPMorgan Chase & Co.	39,592,207	2,413,937
Bank of America Corp.	112,078,028	1,746,176
Citigroup Inc.	32,223,859	1,598,626
American International Group Inc.	13,906,924	790,191
Goldman Sachs Group Inc.	4,309,887	748,886
US Bancorp	17,722,095	726,783
American Express Co.	9,111,692	675,450
Simon Property Group Inc.	3,312,484	608,570
MetLife Inc.	11,957,218	563,783
Morgan Stanley	16,311,901	513,825
PNC Financial Services Group Inc.	5,498,458	490,462
Bank of New York Mellon Corp.	11,846,237	463,780
Capital One Financial Corp.	5,807,132	421,133
BlackRock Inc.	1,371,538	407,991
American Tower Corporation	4,531,475	398,679
Prudential Financial Inc.	4,828,260	367,962
Charles Schwab Corp.	12,817,105	366,057
ACE Ltd.	3,467,109	358,499
CME Group Inc.	3,616,430	335,388
Public Storage	1,574,240	333,156
Travelers Cos. Inc.	3,332,201	331,654
Chubb Corp.	2,430,265	298,072
BB&T Corp.	8,347,524	297,172
Marsh & McLennan Cos. Inc.	5,674,813	296,339
State Street Corp.	4,369,793	293,694
Equity Residential	3,898,317	292,842
Crown Castle International Corp.	3,573,671	281,855
Intercontinental Exchange Inc.	1,183,041	278,003
Aflac Inc.	4,611,512	268,067
Aon plc	2,998,498	265,697
Welltower Inc.	3,767,666	255,146
McGraw Hill Financial Inc.	2,917,714	252,382
Allstate Corp.	4,287,102	249,681
AvalonBay Communities Inc.	1,423,007	248,770
Discover Financial Services	4,660,903	242,320
Prologis Inc.	5,611,841	218,301
SunTrust Banks Inc.	5,546,784	212,109
Ameriprise Financial Inc.	1,908,203	208,242
Hartford Financial Services Group Inc.	4,441,730	203,342
Ventas Inc.	3,560,124	199,581
Boston Properties Inc.	1,643,967	194,646
Progressive Corp.	6,273,572	192,222
T. Rowe Price Group Inc.	2,742,800	190,625
HCP Inc.	4,952,919	184,496
Moody's Corp.	1,865,765	183,218
M&T Bank Corp.	1,426,492	173,961
Vornado Realty Trust	1,897,070	171,533
Equinix Inc.	609,841	166,731
Fifth Third Bancorp	8,600,311	162,632

General Growth Properties Inc.	6,258,502	162,533
Northern Trust Corp.	2,343,493	159,732
Essex Property Trust Inc.	703,909	157,267
Franklin Resources Inc.	4,140,302	154,268
Weyerhaeuser Co.	5,505,374	150,517
* Berkshire Hathaway Inc. Class A	759	148,187
Invesco Ltd.	4,590,123	143,350
Principal Financial Group Inc.	2,934,756	138,931
Regions Financial Corp.	14,182,741	127,787
Lincoln National Corp.	2,686,330	127,493
Host Hotels & Resorts Inc.	8,040,517	127,121
Realty Income Corp.	2,514,197	119,148
XL Group plc Class A	3,236,093	117,535
KeyCorp	9,001,058	117,104
SL Green Realty Corp.	1,066,324	115,334
Loews Corp.	3,070,351	110,962
Macerich Co.	1,440,466	110,657
Kimco Realty Corp.	4,422,350	108,038
* Affiliated Managers Group Inc.	581,342	99,404
* CBRE Group Inc. Class A	3,102,800	99,290
Huntington Bancshares Inc.	8,601,351	91,174
Cincinnati Financial Corp.	1,581,270	85,072
Unum Group	2,642,060	84,757
* E*TRADE Financial Corp.	3,108,054	81,835
Comerica Inc.	1,905,095	78,299
Plum Creek Timber Co. Inc.	1,870,845	73,917
Leucadia National Corp.	3,612,494	73,189
Torchmark Corp.	1,246,257	70,289
Nasdaq Inc.	1,265,684	67,499
Iron Mountain Inc.	2,054,930	63,744
Apartment Investment & Management Co.	1,672,620	61,920
Zions Bancorporation	2,186,870	60,226
Assurant Inc.	715,665	56,545
Hudson City Bancorp Inc.	5,157,111	52,448
People's United Financial Inc.	3,320,292	52,228
Legg Mason Inc.	1,175,076	48,895
Navient Corp.	4,006,059	45,028
* Genworth Financial Inc. Class A	5,332,532	24,636
		29,944,128
Health Care (14.6%)
Johnson & Johnson	29,646,584	2,767,509
Pfizer Inc.	66,028,823	2,073,965
Gilead Sciences Inc.	15,712,351	1,542,796
Merck & Co. Inc.	30,155,333	1,489,372
UnitedHealth Group Inc.	10,208,871	1,184,331
* Allergan plc	4,214,303	1,145,490
Amgen Inc.	8,117,895	1,122,867
Bristol-Myers Squibb Co.	17,852,449	1,056,865
Medtronic plc	15,140,397	1,013,498
AbbVie Inc.	17,721,449	964,224
* Celgene Corp.	8,463,487	915,495
Eli Lilly & Co.	10,443,905	874,050
* Biogen Inc.	2,517,715	734,694
Abbott Laboratories	15,956,559	641,773
* Express Scripts Holding Co.	7,234,254	585,685
Thermo Fisher Scientific Inc.	4,266,146	521,664
McKesson Corp.	2,488,041	460,362

Aetna Inc.	3,732,011	408,319
Anthem Inc.	2,800,431	392,060
* Regeneron Pharmaceuticals Inc.	827,769	385,029
* Alexion Pharmaceuticals Inc.	2,421,156	378,645
Cigna Corp.	2,757,066	372,259
Stryker Corp.	3,386,814	318,699
Becton Dickinson and Co.	2,251,213	298,646
Humana Inc.	1,586,156	283,922
* Vertex Pharmaceuticals Inc.	2,619,541	272,799
Cardinal Health Inc.	3,505,137	269,265
* HCA Holdings Inc.	3,423,067	264,809
Perrigo Co. plc	1,566,176	246,313
* Boston Scientific Corp.	14,390,077	236,141
AmerisourceBergen Corp. Class A	2,199,107	208,893
Zoetis Inc.	4,914,837	202,393
* Cerner Corp.	3,287,697	197,130
Baxter International Inc.	5,841,066	191,879
St. Jude Medical Inc.	3,016,657	190,321
Baxalta Inc.	5,797,643	182,684
* Intuitive Surgical Inc.	396,356	182,157
* Mylan NV	4,420,215	177,958
Zimmer Biomet Holdings Inc.	1,828,708	171,771
* Edwards Lifesciences Corp.	1,150,917	163,626
* Endo International plc	2,229,302	154,446
CR Bard Inc.	794,348	147,995
* DaVita HealthCare Partners Inc.	1,822,442	131,817
Universal Health Services Inc. Class B	982,171	122,585
Agilent Technologies Inc.	3,547,479	121,785
* Henry Schein Inc.	892,881	118,503
* Laboratory Corp. of America Holdings	1,077,008	116,823
* Waters Corp.	881,079	104,152
Quest Diagnostics Inc.	1,537,066	94,484
* Mallinckrodt plc	1,256,854	80,363
* Varian Medical Systems Inc.	1,057,238	78,003
DENTSPLY International Inc.	1,496,919	75,699
PerkinElmer Inc.	1,214,457	55,817
Patterson Cos. Inc.	930,106	40,227
* Tenet Healthcare Corp.	1,066,495	39,375
		26,572,432
Industrials (10.0%)
General Electric Co.	108,094,556	2,726,145
3M Co.	6,688,528	948,233
Boeing Co.	6,838,200	895,462
Union Pacific Corp.	9,289,475	821,282
Honeywell International Inc.	8,369,527	792,510
United Technologies Corp.	8,867,295	789,101
United Parcel Service Inc. Class B	7,477,549	737,959
Lockheed Martin Corp.	2,859,133	592,727
Danaher Corp.	6,366,062	542,452
General Dynamics Corp.	3,247,740	448,026
Caterpillar Inc.	6,451,676	421,681
FedEx Corp.	2,811,951	404,865
Delta Air Lines Inc.	8,515,343	382,083
Raytheon Co.	3,250,221	355,119
Precision Castparts Corp.	1,472,264	338,194
Northrop Grumman Corp.	2,006,418	332,965
Emerson Electric Co.	7,036,285	310,793

Illinois Tool Works Inc.	3,527,819	290,375
CSX Corp.	10,533,227	283,344
American Airlines Group Inc.	7,193,461	279,322
Southwest Airlines Co.	7,059,948	268,560
Eaton Corp. plc	5,005,600	256,787
Deere & Co.	3,338,020	247,013
Norfolk Southern Corp.	3,226,962	246,540
Waste Management Inc.	4,503,345	224,312
* United Continental Holdings Inc.	4,044,692	214,571
PACCAR Inc.	3,800,624	198,279
Cummins Inc.	1,778,840	193,146
* Nielsen Holdings plc	3,927,949	174,676
Roper Technologies Inc.	1,077,746	168,883
Stanley Black & Decker Inc.	1,640,697	159,115
Tyco International plc	4,512,321	150,982
Rockwell Automation Inc.	1,435,522	145,662
Ingersoll-Rand plc	2,841,000	144,238
Parker-Hannifin Corp.	1,481,956	144,194
WW Grainger Inc.	649,859	139,726
AMETEK Inc.	2,592,241	135,626
* Stericycle Inc.	908,110	126,509
Equifax Inc.	1,265,714	123,002
Rockwell Collins Inc.	1,410,455	115,432
^ Fastenal Co.	3,106,056	113,713
Textron Inc.	2,958,965	111,375
Kansas City Southern	1,181,301	107,357
Republic Services Inc. Class A	2,577,066	106,175
CH Robinson Worldwide Inc.	1,518,659	102,935
Pentair plc	1,927,353	98,372
Dover Corp.	1,675,821	95,823
Expeditors International of Washington Inc.	2,026,033	95,325
Snap-on Inc.	622,845	94,012
Masco Corp.	3,683,944	92,762
L-3 Communications Holdings Inc.	860,349	89,924
Cintas Corp.	956,103	81,986
Robert Half International Inc.	1,440,097	73,675
JB Hunt Transport Services Inc.	982,928	70,181
Fluor Corp.	1,552,412	65,745
Xylem Inc.	1,942,620	63,815
* United Rentals Inc.	1,021,444	61,338
Allegion plc	1,026,273	59,175
Flowserve Corp.	1,428,458	58,767
ADT Corp.	1,820,031	54,419
* Quanta Services Inc.	2,186,664	52,939
* Jacobs Engineering Group Inc.	1,325,944	49,630
Pitney Bowes Inc.	2,160,800	42,892
Ryder System Inc.	571,151	42,288
Dun & Bradstreet Corp.	386,376	40,569
Joy Global Inc.	1,045,068	15,603
		18,210,686
Information Technology (20.3%)
Apple Inc.	61,054,789	6,734,343
Microsoft Corp.	85,628,198	3,789,904
* Facebook Inc. Class A	24,193,169	2,174,966
* Google Inc. Class A	3,103,572	1,981,227
* Google Inc. Class C	3,166,664	1,926,662
Intel Corp.	50,897,024	1,534,036

Visa Inc. Class A	20,891,798	1,455,323
Cisco Systems Inc.	54,450,219	1,429,318
International Business Machines Corp.	9,648,036	1,398,676
Oracle Corp.	34,816,925	1,257,587
MasterCard Inc. Class A	10,684,630	962,899
QUALCOMM Inc.	16,821,361	903,812
Accenture plc Class A	6,681,927	656,566
Texas Instruments Inc.	10,988,357	544,143
EMC Corp.	20,605,899	497,839
Hewlett-Packard Co.	19,339,269	495,279
* salesforce.com inc	6,641,887	461,146
* Adobe Systems Inc.	5,327,701	438,044
* Cognizant Technology Solutions Corp. Class A	6,525,487	408,561
Automatic Data Processing Inc.	4,986,810	400,740
* PayPal Holdings Inc.	11,873,184	368,544
Avago Technologies Ltd. Class A	2,781,910	347,767
Broadcom Corp. Class A	5,985,458	307,832
* eBay Inc.	12,000,564	293,294
* Yahoo! Inc.	9,273,400	268,094
Intuit Inc.	2,969,210	263,517
TE Connectivity Ltd.	4,308,452	258,033
* Electronic Arts Inc.	3,337,889	226,142
Corning Inc.	13,126,312	224,723
* Fiserv Inc.	2,511,659	217,535
Fidelity National Information Services Inc.	3,014,944	202,242
Western Digital Corp.	2,466,901	195,971
Analog Devices Inc.	3,358,516	189,454
Applied Materials Inc.	12,855,085	188,841
* Micron Technology Inc.	11,523,317	172,619
Skyworks Solutions Inc.	2,042,178	171,972
* Alliance Data Systems Corp.	657,752	170,345
Amphenol Corp. Class A	3,309,361	168,645
Activision Blizzard Inc.	5,385,861	166,369
Paychex Inc.	3,441,327	163,910
Altera Corp.	3,238,466	162,182
^ Seagate Technology plc	3,233,745	144,872
Symantec Corp.	7,325,213	142,622
* Red Hat Inc.	1,964,478	141,207
NVIDIA Corp.	5,482,225	135,137
* Akamai Technologies Inc.	1,912,133	132,052
* Citrix Systems Inc.	1,720,191	119,175
SanDisk Corp.	2,188,337	118,892
Motorola Solutions Inc.	1,720,963	117,679
Xilinx Inc.	2,768,800	117,397
Lam Research Corp.	1,693,295	110,623
* Autodesk Inc.	2,421,263	106,875
Xerox Corp.	10,760,320	104,698
Linear Technology Corp.	2,566,377	103,553
Western Union Co.	5,474,491	100,512
Microchip Technology Inc.	2,259,501	97,362
Juniper Networks Inc.	3,785,724	97,331
Harris Corp.	1,328,044	97,146
NetApp Inc.	3,214,055	95,136
CA Inc.	3,355,865	91,615
Computer Sciences Corp.	1,480,628	90,881
* F5 Networks Inc.	760,487	88,064
KLA-Tencor Corp.	1,687,185	84,359

Total System Services Inc.	1,812,664	82,349
* VeriSign Inc.	1,069,713	75,479
* Qorvo Inc.	1,601,608	72,152
* Teradata Corp.	1,515,362	43,885
FLIR Systems Inc.	1,500,884	42,010
* First Solar Inc.	809,704	34,615
		36,966,780
Materials (2.8%)
^ Dow Chemical Co.	12,398,503	525,697
EI du Pont de Nemours & Co.	9,686,984	466,913
Monsanto Co.	5,008,468	427,423
LyondellBasell Industries NV Class A	3,990,657	332,661
Praxair Inc.	3,067,352	312,440
Ecolab Inc.	2,843,666	312,007
Air Products & Chemicals Inc.	2,071,665	264,303
PPG Industries Inc.	2,898,616	254,180
Sherwin-Williams Co.	848,166	188,954
Sigma-Aldrich Corp.	1,278,671	177,633
International Paper Co.	4,472,725	169,024
WestRock Co.	2,803,489	144,211
Alcoa Inc.	14,021,178	135,445
Nucor Corp.	3,421,775	128,488
Vulcan Materials Co.	1,425,630	127,166
Freeport-McMoRan Inc.	12,175,857	117,984
Mosaic Co.	3,609,066	112,278
CF Industries Holdings Inc.	2,494,612	112,008
Martin Marietta Materials Inc.	717,205	108,979
Sealed Air Corp.	2,203,366	103,294
Eastman Chemical Co.	1,591,346	102,992
Ball Corp.	1,478,955	91,991
Newmont Mining Corp.	5,666,646	91,063
International Flavors & Fragrances Inc.	862,879	89,101
Airgas Inc.	719,608	64,283
Avery Dennison Corp.	979,431	55,406
FMC Corp.	1,429,899	48,488
* Owens-Illinois Inc.	1,720,600	35,651
		5,100,063
Telecommunication Services (2.4%)
AT&T Inc.	65,853,787	2,145,516
Verizon Communications Inc.	43,528,009	1,893,904
CenturyLink Inc.	6,027,715	151,416
* Level 3 Communications Inc.	3,085,355	134,799
Frontier Communications Corp.	12,512,403	59,434
		4,385,069
Utilities (3.2%)
Duke Energy Corp.	7,369,150	530,137
NextEra Energy Inc.	4,927,557	480,683
Dominion Resources Inc.	6,362,690	447,806
Southern Co.	9,725,450	434,728
American Electric Power Co. Inc.	5,252,639	298,665
PG&E Corp.	5,237,682	276,550
Exelon Corp.	9,225,582	274,000
Sempra Energy	2,521,775	243,906
PPL Corp.	7,173,536	235,938
Public Service Enterprise Group Inc.	5,416,306	228,351
Edison International	3,488,436	220,016

Consolidated Edison Inc.	3,135,799	209,628
Xcel Energy Inc.	5,430,683	192,300
WEC Energy Group Inc.	3,379,432	176,474
Eversource Energy	3,395,898	171,900
DTE Energy Co.	1,921,523	154,433
FirstEnergy Corp.	4,522,307	141,593
Entergy Corp.	1,921,736	125,105
Ameren Corp.	2,597,243	109,785
CMS Energy Corp.	2,961,505	104,600
SCANA Corp.	1,530,235	86,091
CenterPoint Energy Inc.	4,608,467	83,137
AGL Resources Inc.	1,286,254	78,513
Pinnacle West Capital Corp.	1,186,976	76,133
AES Corp.	7,313,604	71,600
TECO Energy Inc.	2,517,559	66,111
Pepco Holdings Inc.	2,714,809	65,753
NiSource Inc.	3,402,039	63,108
NRG Energy Inc.	3,541,525	52,592
5,699,636
Total Common Stocks (Cost $124,614,017)	181,115,049
Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.189%	700,039,291	700,039

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.090%	10/5/15	5,000	5,000
4	Federal Home Loan Bank Discount Notes	0.095%	10/21/15	2,400	2,400
[4,5] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	20,000	19,998
[4,5] Federal Home Loan Bank Discount Notes	0.195%	12/2/15	20,000	19,995
47,393
Total Temporary Cash Investments (Cost $747,431)	747,432
Total Investments (100.0%) (Cost $125,361,448)	181,862,481
Other Asset and Liabilities-Net (0.0%)[3]	53,492
Net Assets (100%)	181,915,973

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $243,586,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $241,605,000 of collateral received for securities on loan. The fund received additional collateral of
$13,919,000 on the next business day.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $37,493,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Institutional Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	181,115,049	—	—
Temporary Cash Investments	700,039	47,393	—
Futures Contracts—Assets[1]	13,723	—	—
Total	181,828,811	47,393	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Institutional Index Fund

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	1,481	706,696	(13,107)
E-mini S&P 500 Index	December 2015	620	59,170	(575)
				(13,682)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $125,361,448,000. Net unrealized appreciation of investment securities for tax purposes was $56,501,033,000, consisting of unrealized gains of $62,586,072,000 on securities that had risen in value since their purchase and $6,085,039,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (2.3%)
^ Dow Chemical Co.	2,096,234	88,880
EI du Pont de Nemours & Co.	1,637,865	78,945
LyondellBasell Industries NV Class A	674,405	56,218
Ecolab Inc.	483,738	53,076
Praxair Inc.	520,372	53,005
Air Products & Chemicals Inc.	350,302	44,692
PPG Industries Inc.	490,702	43,030
Sigma-Aldrich Corp.	216,928	30,136
International Paper Co.	759,642	28,707
Alcoa Inc.	2,369,079	22,885
Nucor Corp.	578,515	21,723
CF Industries Holdings Inc.	424,770	19,072
Mosaic Co.	596,646	18,562
Freeport-McMoRan Inc.	1,882,921	18,245
Eastman Chemical Co.	255,736	16,551
Celanese Corp. Class A	277,418	16,415
Newmont Mining Corp.	957,657	15,390
International Flavors & Fragrances Inc.	146,034	15,079
Ashland Inc.	122,390	12,315
* WR Grace & Co.	131,351	12,222
Airgas Inc.	122,701	10,961
RPM International Inc.	241,417	10,113
Cytec Industries Inc.	129,289	9,548
Avery Dennison Corp.	165,285	9,350
Albemarle Corp.	203,155	8,959
FMC Corp.	241,878	8,202
Steel Dynamics Inc.	416,251	7,151
Reliance Steel & Aluminum Co.	127,488	6,886
NewMarket Corp.	19,109	6,822
* Axalta Coating Systems Ltd.	256,154	6,491
Royal Gold Inc.	118,007	5,544
Sensient Technologies Corp.	84,560	5,183
Compass Minerals International Inc.	60,880	4,771
PolyOne Corp.	161,368	4,735
Domtar Corp.	114,681	4,100
CONSOL Energy Inc.	413,993	4,057
Westlake Chemical Corp.	71,744	3,723
Huntsman Corp.	376,983	3,653
* Chemtura Corp.	122,586	3,508
Balchem Corp.	56,886	3,457
Cabot Corp.	103,413	3,264
HB Fuller Co.	91,473	3,105
Minerals Technologies Inc.	62,953	3,032
* Cambrex Corp.	72,905	2,893
Commercial Metals Co.	209,570	2,840
Allegheny Technologies Inc.	196,727	2,790
^ United States Steel Corp.	263,788	2,749
Carpenter Technology Corp.	91,208	2,715
* Platform Specialty Products Corp.	209,700	2,653

	KapStone Paper and Packaging Corp.	156,714	2,587
	Kaiser Aluminum Corp.	31,975	2,566
	Worthington Industries Inc.	95,345	2,525
*	Stillwater Mining Co.	229,529	2,371
^	Olin Corp.	139,336	2,342
	Neenah Paper Inc.	38,828	2,263
	Aceto Corp.	78,245	2,148
	Chemours Co.	327,796	2,121
*	Clearwater Paper Corp.	44,668	2,110
	Axiall Corp.	127,111	1,994
	Innospec Inc.	42,500	1,977
	Innophos Holdings Inc.	48,300	1,915
	Calgon Carbon Corp.	119,732	1,865
	OM Group Inc.	53,246	1,751
	Quaker Chemical Corp.	22,666	1,747
	US Silica Holdings Inc.	102,257	1,441
	PH Glatfelter Co.	79,381	1,367
*	Kraton Performance Polymers Inc.	71,428	1,279
	Globe Specialty Metals Inc.	105,075	1,275
*	Resolute Forest Products Inc.	152,734	1,269
*	Ferro Corp.	103,533	1,134
	A Schulman Inc.	34,636	1,125
	Hecla Mining Co.	526,981	1,038
	Deltic Timber Corp.	17,319	1,036
	Stepan Co.	23,867	993
	Haynes International Inc.	24,329	921
^,* AK Steel Holding Corp.		375,653	905
	SunCoke Energy Inc.	115,658	900
	American Vanguard Corp.	72,848	842
*	Intrepid Potash Inc.	137,494	762
	Hawkins Inc.	19,723	759
^	Peabody Energy Corp.	523,267	722
*	Coeur Mining Inc.	255,262	720
	Koppers Holdings Inc.	34,530	696
^	Cliffs Natural Resources Inc.	279,934	683
*	Veritiv Corp.	18,012	671
	Chase Corp.	16,107	634
*	Univar Inc.	32,840	596
*	Century Aluminum Co.	117,477	540
	Ampco-Pittsburgh Corp.	49,240	537
	Tredegar Corp.	38,585	505
	Tronox Ltd. Class A	110,168	481
	Rayonier Advanced Materials Inc.	76,940	471
*	OMNOVA Solutions Inc.	78,397	434
^	Arch Coal Inc.	120,557	398
*	Cloud Peak Energy Inc.	145,857	384
	Kronos Worldwide Inc.	56,434	350
	KMG Chemicals Inc.	18,032	348
*	LSB Industries Inc.	22,453	344
*	Senomyx Inc.	66,934	298
	Wausau Paper Corp.	42,028	269
	FutureFuel Corp.	22,544	223
	Gold Resource Corp.	87,301	221
	Rentech Inc.	34,448	193
	Olympic Steel Inc.	19,107	190
*	Codexis Inc.	54,399	184
	Friedman Industries Inc.	29,963	180

*	Horsehead Holding Corp.	58,000	176
*	Westmoreland Coal Co.	10,000	141
*	General Moly Inc.	341,714	99
*	Universal Stainless & Alloy Products Inc.	8,233	87
*	Golden Minerals Co.	243,316	65
*	Handy & Harman Ltd.	2,697	65
*	Ikonics Corp.	2,424	29
*	Solitario Exploration & Royalty Corp.	56,237	25
*	Noranda Aluminum Holding Corp.	11,951	20
	United-Guardian Inc.	950	17
*	NL Industries Inc.	4,487	13
*	Northern Technologies International Corp.	800	12
*	Mines Management Inc.	48,299	12
^,* Paramount Gold Nevada Corp.		9,720	11
*	Uranium Resources Inc.	8,371	7
*	Comstock Mining Inc.	9,200	6
*	TOR Minerals International Inc.	682	3
*	Metabolix Inc.	2,389	3
*	Uni-Pixel Inc.	2,531	3
*	Centrus Energy Corp. Class A	137	—
			879,797
Consumer Goods (10.3%)
	Procter & Gamble Co.	4,909,778	353,209
	Coca-Cola Co.	7,086,230	284,300
	PepsiCo Inc.	2,658,992	250,743
	Philip Morris International Inc.	2,804,086	222,448
	Altria Group Inc.	3,549,967	193,118
	NIKE Inc. Class B	1,231,500	151,438
	Mondelez International Inc. Class A	2,770,726	116,010
	Colgate-Palmolive Co.	1,632,951	103,627
	Ford Motor Co.	7,053,628	95,718
	Kraft Heinz Co.	1,097,628	77,471
	General Motors Co.	2,580,374	77,463
	Monsanto Co.	846,787	72,265
	Kimberly-Clark Corp.	659,430	71,904
	Reynolds American Inc.	1,552,062	68,710
	General Mills Inc.	1,083,778	60,832
	Johnson Controls Inc.	1,183,999	48,970
	Archer-Daniels-Midland Co.	1,102,242	45,688
^,* Tesla Motors Inc.		176,739	43,902
	VF Corp.	616,425	42,046
	Delphi Automotive plc	521,166	39,629
*	Monster Beverage Corp.	277,248	37,467
	Constellation Brands Inc. Class A	295,774	37,034
*	Electronic Arts Inc.	539,462	36,549
	Estee Lauder Cos. Inc. Class A	416,727	33,622
	ConAgra Foods Inc.	781,477	31,658
*	Under Armour Inc. Class A	325,748	31,526
	Kellogg Co.	448,034	29,817
	Activision Blizzard Inc.	923,686	28,533
	Dr Pepper Snapple Group Inc.	346,111	27,360
	Clorox Co.	236,812	27,359
	Stanley Black & Decker Inc.	277,447	26,907
	Mead Johnson Nutrition Co.	366,966	25,834
	Hershey Co.	258,665	23,766
	Tyson Foods Inc. Class A	550,928	23,745
	JM Smucker Co.	207,046	23,622

	Molson Coors Brewing Co. Class B	265,087	22,008
	Genuine Parts Co.	260,984	21,633
	Hanesbrands Inc.	728,553	21,084
	Whirlpool Corp.	141,941	20,902
*	Mohawk Industries Inc.	113,792	20,686
	Harley-Davidson Inc.	375,685	20,625
	Church & Dwight Co. Inc.	236,833	19,870
	Newell Rubbermaid Inc.	484,954	19,258
	Brown-Forman Corp. Class B	193,438	18,744
	DR Horton Inc.	630,730	18,518
	Coca-Cola Enterprises Inc.	378,517	18,301
	Bunge Ltd.	247,393	18,134
*	Jarden Corp.	362,970	17,742
	Campbell Soup Co.	337,324	17,096
	BorgWarner Inc.	409,418	17,028
	McCormick & Co. Inc.	199,200	16,370
	Snap-on Inc.	105,246	15,886
	Lear Corp.	140,413	15,274
	PVH Corp.	149,647	15,255
	Hormel Foods Corp.	239,026	15,133
	Lennar Corp. Class A	307,259	14,788
	Hasbro Inc.	203,276	14,664
*	Michael Kors Holdings Ltd.	344,238	14,541
	Coach Inc.	500,424	14,477
	Goodyear Tire & Rubber Co.	487,198	14,289
*	LKQ Corp.	496,133	14,070
	Polaris Industries Inc.	113,998	13,665
	Mattel Inc.	612,497	12,899
	Ralph Lauren Corp. Class A	108,998	12,879
*	WhiteWave Foods Co. Class A	317,775	12,759
	Harman International Industries Inc.	128,799	12,363
	Leucadia National Corp.	563,537	11,417
	Ingredion Inc.	129,166	11,277
	PulteGroup Inc.	592,302	11,177
*	Middleby Corp.	103,843	10,923
	Keurig Green Mountain Inc.	209,091	10,902
*	NVR Inc.	6,978	10,643
*	WABCO Holdings Inc.	100,562	10,542
*	Skechers U.S.A. Inc. Class A	77,291	10,363
*	Toll Brothers Inc.	286,698	9,817
	Leggett & Platt Inc.	236,223	9,744
*	Hain Celestial Group Inc.	185,754	9,585
*	Edgewell Personal Care Co.	112,585	9,187
*	lululemon athletica Inc.	178,893	9,061
	Pinnacle Foods Inc.	211,076	8,840
	Carter's Inc.	94,891	8,601
	Brunswick Corp.	167,439	8,019
	Flowers Foods Inc.	323,423	8,001
*	Tempur Sealy International Inc.	111,805	7,986
	Gentex Corp.	504,731	7,823
*	Visteon Corp.	73,053	7,396
*	Post Holdings Inc.	109,596	6,477
^,* Herbalife Ltd.		116,879	6,370
*	TreeHouse Foods Inc.	74,058	5,761
	Pool Corp.	74,978	5,421
*	Vista Outdoor Inc.	115,463	5,130
	Scotts Miracle-Gro Co. Class A	83,155	5,057

*	Tenneco Inc.	105,513	4,724
	Dana Holding Corp.	295,164	4,687
*	Helen of Troy Ltd.	51,630	4,611
	Thor Industries Inc.	86,964	4,505
*	Kate Spade & Co.	231,052	4,415
^,* GoPro Inc. Class A		140,641	4,391
	Nu Skin Enterprises Inc. Class A	106,144	4,382
	Energizer Holdings Inc.	112,295	4,347
*	G-III Apparel Group Ltd.	69,238	4,269
*	Take-Two Interactive Software Inc.	146,531	4,210
*	Fossil Group Inc.	75,118	4,198
	Cooper Tire & Rubber Co.	103,989	4,109
	Spectrum Brands Holdings Inc.	43,067	3,941
	Wolverine World Wide Inc.	177,439	3,840
	B&G Foods Inc.	104,881	3,823
	Tupperware Brands Corp.	76,883	3,805
*	Steven Madden Ltd.	103,163	3,778
	Vector Group Ltd.	166,571	3,766
	Snyder's-Lance Inc.	108,755	3,668
	Coty Inc. Class A	132,990	3,599
*	Boston Beer Co. Inc. Class A	16,635	3,503
	HNI Corp.	80,493	3,453
*	Deckers Outdoor Corp.	59,280	3,442
*	TRI Pointe Group Inc.	262,764	3,440
	Lancaster Colony Corp.	34,728	3,385
*	Darling Ingredients Inc.	299,206	3,363
	Ryland Group Inc.	80,058	3,269
	Interface Inc. Class A	140,253	3,147
	Herman Miller Inc.	108,519	3,130
*	Zynga Inc. Class A	1,358,746	3,098
	J&J Snack Foods Corp.	27,128	3,083
	Columbia Sportswear Co.	50,992	2,998
*	Dorman Products Inc.	58,770	2,991
*	Gentherm Inc.	64,974	2,919
	Drew Industries Inc.	52,152	2,848
	Dean Foods Co.	170,707	2,820
	La-Z-Boy Inc.	105,895	2,813
	Cal-Maine Foods Inc.	51,366	2,805
^,* Fitbit Inc.		73,215	2,759
^	Sanderson Farms Inc.	40,101	2,750
	Fresh Del Monte Produce Inc.	68,972	2,725
*	Meritage Homes Corp.	72,460	2,646
*	American Axle & Manufacturing Holdings Inc.	131,118	2,614
	Steelcase Inc. Class A	140,046	2,578
	KB Home	189,676	2,570
	Avon Products Inc.	787,961	2,561
	Coca-Cola Bottling Co. Consolidated	13,023	2,518
	Universal Corp.	46,464	2,303
*	Standard Pacific Corp.	284,131	2,273
*	Crocs Inc.	167,497	2,165
	Nutrisystem Inc.	80,697	2,140
*	ACCO Brands Corp.	302,111	2,136
*	iRobot Corp.	72,652	2,117
*	Select Comfort Corp.	96,693	2,116
	Knoll Inc.	94,531	2,078
	Andersons Inc.	60,514	2,061
	MDC Holdings Inc.	78,419	2,053

^	Pilgrim's Pride Corp.	98,309	2,043
	WD-40 Co.	22,870	2,037
	Briggs & Stratton Corp.	103,543	1,999
	Schweitzer-Mauduit International Inc.	57,363	1,972
*	TiVo Inc.	221,151	1,915
	Ethan Allen Interiors Inc.	71,166	1,879
	Oxford Industries Inc.	23,500	1,736
*	Central Garden & Pet Co. Class A	107,054	1,725
*	USANA Health Sciences Inc.	12,767	1,711
*	Unifi Inc.	55,211	1,646
	Standard Motor Products Inc.	45,859	1,600
*	Cavco Industries Inc.	22,901	1,559
*	Motorcar Parts of America Inc.	49,446	1,550
	John B Sanfilippo & Son Inc.	29,175	1,495
	Movado Group Inc.	56,945	1,471
*	Diamond Foods Inc.	44,706	1,380
*	Nautilus Inc.	87,152	1,307
*	Beazer Homes USA Inc.	95,639	1,275
*	Seaboard Corp.	410	1,262
	Callaway Golf Co.	150,875	1,260
	Inter Parfums Inc.	50,740	1,259
*	Tumi Holdings Inc.	69,783	1,230
*	Iconix Brand Group Inc.	88,476	1,196
	Bassett Furniture Industries Inc.	42,536	1,185
*	Medifast Inc.	42,923	1,153
^,* Jamba Inc.		78,590	1,120
*	DTS Inc.	41,827	1,117
	Calavo Growers Inc.	24,089	1,075
	Tootsie Roll Industries Inc.	33,802	1,058
*	Cooper-Standard Holding Inc.	17,393	1,009
*	Farmer Bros Co.	36,337	990
	Lennar Corp. Class B	24,672	977
	Winnebago Industries Inc.	49,897	956
*	Glu Mobile Inc.	213,571	933
*	Central Garden & Pet Co.	58,888	911
	Remy International Inc.	29,659	868
*	Perry Ellis International Inc.	38,625	848
*	M/I Homes Inc.	35,860	846
	Arctic Cat Inc.	37,179	825
*	Taylor Morrison Home Corp. Class A	41,870	781
*	Modine Manufacturing Co.	98,407	774
*	Boulder Brands Inc.	92,342	756
*	Universal Electronics Inc.	17,849	750
*	Blue Buffalo Pet Products Inc.	41,810	749
	Superior Industries International Inc.	39,758	743
^,* Wayfair Inc.		21,031	737
	Alico Inc.	18,161	737
	Culp Inc.	21,718	696
*	Eastman Kodak Co.	43,352	677
	Libbey Inc.	20,212	659
	Flexsteel Industries Inc.	20,912	653
*	Revlon Inc. Class A	21,204	624
*	Omega Protein Corp.	35,618	604
*	Federal-Mogul Holdings Corp.	85,433	583
*	Cherokee Inc.	37,406	581
*	RealD Inc.	60,308	580
*	Blount International Inc.	100,139	558

^,* Elizabeth Arden Inc.		47,307	553
*	National Beverage Corp.	16,899	519
	Kimball International Inc. Class B	53,064	502
*	Alliance One International Inc.	24,257	494
^,* JAKKS Pacific Inc.		57,538	490
*	Stoneridge Inc.	37,471	462
	Phibro Animal Health Corp. Class A	14,600	462
	Hooker Furniture Corp.	19,289	454
*	Dixie Group Inc.	49,812	416
	National Presto Industries Inc.	4,899	413
*	Vera Bradley Inc.	31,993	403
	Titan International Inc.	61,015	403
*	Core Molding Technologies Inc.	21,460	396
*	Tower International Inc.	16,150	384
*	Blyth Inc.	61,814	369
	Strattec Security Corp.	5,741	362
	Weyco Group Inc.	12,387	335
*	Primo Water Corp.	40,617	307
*	Hovnanian Enterprises Inc. Class A	173,128	306
	Marine Products Corp.	43,390	301
*	Fuel Systems Solutions Inc.	60,361	292
*	Shiloh Industries Inc.	28,486	231
*	ZAGG Inc.	33,148	225
	Escalade Inc.	13,847	219
*	Lifeway Foods Inc.	20,817	218
*	Black Diamond Inc.	27,241	171
*	Inventure Foods Inc.	18,959	168
	MGP Ingredients Inc.	10,002	160
*	Nutraceutical International Corp.	6,763	160
	Limoneira Co.	9,066	152
	LS Starrett Co. Class A	11,175	135
	Lifetime Brands Inc.	9,635	135
*	Mannatech Inc.	6,899	131
*	S&W Seed Co.	27,184	125
*	William Lyon Homes Class A	6,000	124
	Orchids Paper Products Co.	4,683	122
	Oil-Dri Corp. of America	5,275	121
*	Coffee Holding Co. Inc.	27,694	109
	Johnson Outdoors Inc. Class A	5,006	106
*	LoJack Corp.	32,222	93
*	Delta Apparel Inc.	5,153	91
*	Craft Brew Alliance Inc.	10,411	83
*	Female Health Co.	52,315	83
^,* Quantum Fuel Systems Technologies Worldwide Inc.		72,360	80
*	Natural Alternatives International Inc.	12,166	77
*	Skullcandy Inc.	12,513	69
^,* Clean Diesel Technologies Inc.		39,010	60
*	LeapFrog Enterprises Inc.	82,851	59
	Rocky Brands Inc.	3,999	57
^,* American Apparel Inc.		495,533	55
*	Lifevantage Corp.	61,122	50
*	WCI Communities Inc.	2,200	50
*	Seneca Foods Corp. Class A	1,806	48
	Emerson Radio Corp.	37,808	46
*	Stanley Furniture Co. Inc.	15,291	45
*	Malibu Boats Inc. Class A	3,100	43
^,* Comstock Holding Cos. Inc. Class A		11,092	39

*	Summer Infant Inc.	22,600	39
*	Vince Holding Corp.	10,841	37
*	CCA Industries Inc.	11,733	34
	Nature's Sunshine Products Inc.	2,785	33
*	Freshpet Inc.	3,032	32
*	US Auto Parts Network Inc.	16,787	32
	Griffin Industrial Realty Inc.	1,132	28
^,* Ceres Inc.		24,091	26
*	Amplify Snack Brands Inc.	2,273	24
	Acme United Corp.	1,375	23
	Crown Crafts Inc.	2,061	17
*	MCBC Holdings Inc.	1,211	16
	Compx International Inc.	1,065	12
*	Skyline Corp.	3,395	10
*	Willamette Valley Vineyards Inc.	1,400	9
*	Reliv International Inc.	10,512	8
*	Cyanotech Corp.	997	6
^,* Rock Creek Pharmaceuticals Inc.		7,217	6
*	Crystal Rock Holdings Inc.	7,780	5
	Golden Enterprises Inc.	755	3
*	LGI Homes Inc.	100	3
*	Joe's Jeans Inc.	398	—
			3,873,075
Consumer Services (14.0%)
*	Amazon.com Inc.	677,251	346,678
	Walt Disney Co.	2,749,548	281,004
	Home Depot Inc.	2,324,321	268,436
	Comcast Corp. Class A	4,164,539	236,879
	CVS Health Corp.	2,017,247	194,624
	Wal-Mart Stores Inc.	2,623,245	170,091
	McDonald's Corp.	1,704,771	167,971
	Starbucks Corp.	2,552,145	145,064
	Walgreens Boots Alliance Inc.	1,581,649	131,435
	Lowe's Cos. Inc.	1,688,218	116,352
	Costco Wholesale Corp.	795,572	115,016
*	Priceline Group Inc.	91,779	113,518
	Time Warner Inc.	1,402,502	96,422
	Time Warner Cable Inc.	512,242	91,881
	Target Corp.	1,137,529	89,478
	TJX Cos. Inc.	1,170,066	83,566
	Twenty-First Century Fox Inc. Class A	2,931,452	79,091
	McKesson Corp.	420,748	77,851
*	Netflix Inc.	729,710	75,350
	Delta Air Lines Inc.	1,439,761	64,602
	Yum! Brands Inc.	780,685	62,416
	Kroger Co.	1,680,929	60,631
*	eBay Inc.	1,984,584	48,503
	American Airlines Group Inc.	1,215,576	47,201
	Southwest Airlines Co.	1,206,102	45,880
	Cardinal Health Inc.	597,160	45,874
*	O'Reilly Automotive Inc.	173,147	43,287
*	Chipotle Mexican Grill Inc. Class A	56,369	40,600
	L Brands Inc.	449,074	40,475
*	AutoZone Inc.	55,855	40,430
	Sysco Corp.	1,008,610	39,306
	Carnival Corp.	751,924	37,371
	Dollar General Corp.	506,505	36,691

*	United Continental Holdings Inc.	691,479	36,683
	Ross Stores Inc.	746,866	36,201
	AmerisourceBergen Corp. Class A	376,659	35,779
	Macy's Inc.	616,536	31,641
	CBS Corp. Class B	791,427	31,578
	Omnicom Group Inc.	440,924	29,057
	Royal Caribbean Cruises Ltd.	318,520	28,377
	Viacom Inc. Class B	646,927	27,915
	Las Vegas Sands Corp.	721,423	27,392
*	Dollar Tree Inc.	403,549	26,901
*	Nielsen Holdings plc	597,396	26,566
	Advance Auto Parts Inc.	132,422	25,098
^,* Charter Communications Inc. Class A		131,881	23,191
	Hilton Worldwide Holdings Inc.	983,024	22,551
*	DISH Network Corp. Class A	386,488	22,548
*	CarMax Inc.	377,609	22,400
	Marriott International Inc. Class A	312,915	21,341
	Expedia Inc.	178,995	21,064
*	Liberty Interactive Corp. QVC Group Class A	800,126	20,987
	Tractor Supply Co.	246,312	20,769
	Starwood Hotels & Resorts Worldwide Inc.	308,490	20,508
	Whole Foods Market Inc.	647,489	20,493
	Best Buy Co. Inc.	542,790	20,148
	Signet Jewelers Ltd.	145,096	19,752
	Alaska Air Group Inc.	233,988	18,590
	Nordstrom Inc.	258,489	18,536
	Foot Locker Inc.	252,404	18,166
^	H&R Block Inc.	500,149	18,105
*	Ulta Salon Cosmetics & Fragrance Inc.	110,408	18,035
	Comcast Corp. Special Class A	296,448	16,969
*	Bed Bath & Beyond Inc.	296,950	16,932
	Kohl's Corp.	347,707	16,102
	Wyndham Worldwide Corp.	216,723	15,582
*	Norwegian Cruise Line Holdings Ltd.	269,528	15,444
	Tiffany & Co.	198,194	15,305
*	MGM Resorts International	814,970	15,036
*	Sirius XM Holdings Inc.	3,950,823	14,776
*	JetBlue Airways Corp.	569,882	14,686
	Interpublic Group of Cos. Inc.	745,337	14,258
	Darden Restaurants Inc.	208,027	14,258
*	IHS Inc. Class A	118,044	13,693
	Staples Inc.	1,164,948	13,665
*	TripAdvisor Inc.	201,740	12,714
*	Hertz Global Holdings Inc.	743,636	12,441
	Cablevision Systems Corp. Class A	381,844	12,398
	Aramark	412,022	12,212
*	Liberty Media Corp.	347,366	11,970
	Gap Inc.	416,707	11,876
	FactSet Research Systems Inc.	71,660	11,452
*	Discovery Communications Inc.	471,425	11,451
	News Corp. Class A	904,813	11,419
	Williams-Sonoma Inc.	148,931	11,371
*	Rite Aid Corp.	1,837,038	11,151
	Domino's Pizza Inc.	99,644	10,753
	Service Corp. International	346,497	9,390
	TEGNA Inc.	409,529	9,169
	KAR Auction Services Inc.	256,653	9,111

*	Panera Bread Co. Class A	45,731	8,845
	Dunkin' Brands Group Inc.	173,815	8,517
	Dick's Sporting Goods Inc.	169,580	8,413
*	AutoNation Inc.	144,136	8,386
*	Avis Budget Group Inc.	191,119	8,348
*	Madison Square Garden Co. Class A	112,701	8,130
*	AMC Networks Inc. Class A	110,114	8,057
^	GameStop Corp. Class A	193,561	7,977
	Wynn Resorts Ltd.	147,053	7,811
*	Pandora Media Inc.	364,705	7,783
*	VCA Inc.	140,951	7,421
	Casey's General Stores Inc.	70,546	7,261
*	Discovery Communications Inc. Class A	270,300	7,036
	Vail Resorts Inc.	65,657	6,873
	Dun & Bradstreet Corp.	65,328	6,859
*	Copart Inc.	205,664	6,766
*	Sally Beauty Holdings Inc.	284,785	6,764
	Sabre Corp.	247,357	6,723
	Scripps Networks Interactive Inc. Class A	136,470	6,713
*	Buffalo Wild Wings Inc.	34,486	6,671
*	Burlington Stores Inc.	129,396	6,604
*	ServiceMaster Global Holdings Inc.	195,662	6,564
*	Restoration Hardware Holdings Inc.	68,792	6,419
^	Lions Gate Entertainment Corp.	174,414	6,418
^	Cracker Barrel Old Country Store Inc.	43,428	6,396
*	Office Depot Inc.	992,156	6,370
	GNC Holdings Inc. Class A	156,507	6,326
*	Spirit Airlines Inc.	131,880	6,238
*	Live Nation Entertainment Inc.	256,257	6,160
	Cinemark Holdings Inc.	188,435	6,122
*	Liberty Media Corp. Class A	170,022	6,073
*	Starz	158,349	5,913
	Six Flags Entertainment Corp.	128,792	5,896
	Brinker International Inc.	110,661	5,829
	Allegiant Travel Co. Class A	24,821	5,368
	Tribune Media Co. Class A	146,266	5,207
	Jack in the Box Inc.	67,557	5,205
*	Urban Outfitters Inc.	177,109	5,203
	American Eagle Outfitters Inc.	318,224	4,974
	Graham Holdings Co. Class B	8,377	4,834
	Rollins Inc.	177,981	4,782
	Aaron's Inc.	131,370	4,744
*	Sprouts Farmers Market Inc.	222,037	4,685
	Big Lots Inc.	97,150	4,655
^,* JC Penney Co. Inc.		497,100	4,618
*	Bright Horizons Family Solutions Inc.	71,369	4,585
^,* SolarCity Corp.		105,152	4,491
	CST Brands Inc.	132,181	4,449
	John Wiley & Sons Inc. Class A	88,679	4,437
	Lithia Motors Inc. Class A	40,916	4,423
*	Murphy USA Inc.	80,496	4,423
	Cheesecake Factory Inc.	79,902	4,312
*	Houghton Mifflin Harcourt Co.	210,986	4,285
	Wendy's Co.	492,720	4,262
	Texas Roadhouse Inc. Class A	114,161	4,247
	AMERCO	10,659	4,194
*	United Natural Foods Inc.	85,925	4,168

* Ascena Retail Group Inc.	299,003	4,159
* HomeAway Inc.	156,104	4,143
* Cabela's Inc.	90,812	4,141
Chemed Corp.	29,376	3,921
Chico's FAS Inc.	246,414	3,876
Bloomin' Brands Inc.	212,157	3,857
Dillard's Inc. Class A	43,715	3,820
* Cable One Inc.	9,001	3,775
Men's Wearhouse Inc.	87,492	3,720
Papa John's International Inc.	54,186	3,711
Monro Muffler Brake Inc.	54,748	3,698
DSW Inc. Class A	145,121	3,673
Sotheby's	113,330	3,624
* Asbury Automotive Group Inc.	44,391	3,602
Penske Automotive Group Inc.	73,337	3,552
* Pinnacle Entertainment Inc.	104,341	3,531
* SUPERVALU Inc.	478,770	3,438
Time Inc.	178,326	3,397
Group 1 Automotive Inc.	39,183	3,336
HSN Inc.	57,515	3,292
* WebMD Health Corp.	81,989	3,266
* Grand Canyon Education Inc.	85,191	3,236
Churchill Downs Inc.	23,882	3,196
Sinclair Broadcast Group Inc. Class A	125,748	3,184
Gannett Co. Inc.	214,912	3,166
* Five Below Inc.	93,405	3,137
* Popeyes Louisiana Kitchen Inc.	54,806	3,089
Morningstar Inc.	38,402	3,082
Caleres Inc.	99,510	3,038
* Michaels Cos. Inc.	131,430	3,036
Choice Hotels International Inc.	62,591	2,982
Hillenbrand Inc.	113,921	2,963
* Beacon Roofing Supply Inc.	89,833	2,919
Dolby Laboratories Inc. Class A	88,861	2,897
Meredith Corp.	67,977	2,894
* comScore Inc.	62,139	2,868
DineEquity Inc.	31,115	2,852
Regal Entertainment Group Class A	152,486	2,850
* Hawaiian Holdings Inc.	114,928	2,836
New York Times Co. Class A	239,527	2,829
DeVry Education Group Inc.	103,728	2,822
* Hyatt Hotels Corp. Class A	59,799	2,817
* Acxiom Corp.	141,813	2,802
* Groupon Inc. Class A	853,845	2,784
Matthews International Corp. Class A	56,590	2,771
PriceSmart Inc.	35,374	2,736
* Boyd Gaming Corp.	162,581	2,650
* Express Inc.	146,773	2,623
* La Quinta Holdings Inc.	165,815	2,617
* Shutterfly Inc.	73,037	2,611
* GrubHub Inc.	106,346	2,588
Extended Stay America Inc.	153,871	2,582
* Yelp Inc. Class A	117,745	2,550
Nexstar Broadcasting Group Inc. Class A	53,413	2,529
Marriott Vacations Worldwide Corp.	37,087	2,527
Scholastic Corp.	63,968	2,492
* Genesco Inc.	43,371	2,475

*	Denny's Corp.	217,952	2,404
	Guess? Inc.	109,606	2,341
	Core-Mark Holding Co. Inc.	35,756	2,340
	Rent-A-Center Inc.	95,350	2,312
	Children's Place Inc.	39,641	2,286
	Bob Evans Farms Inc.	52,620	2,281
	SeaWorld Entertainment Inc.	127,441	2,270
*	Gray Television Inc.	176,069	2,247
*	DreamWorks Animation SKG Inc. Class A	126,036	2,199
*	Belmond Ltd. Class A	209,475	2,118
*	BJ's Restaurants Inc.	47,402	2,040
*	Constant Contact Inc.	83,588	2,026
	Cato Corp. Class A	58,686	1,997
	Twenty-First Century Fox Inc.	73,455	1,988
^	Buckle Inc.	53,213	1,967
	Ingles Markets Inc. Class A	40,895	1,956
*	Apollo Education Group Inc.	176,192	1,949
*	Media General Inc.	137,101	1,918
	SpartanNash Co.	73,512	1,900
*	Fresh Market Inc.	83,600	1,889
*	Krispy Kreme Doughnuts Inc.	127,468	1,865
	Abercrombie & Fitch Co.	87,431	1,853
*	Penn National Gaming Inc.	108,858	1,827
*	Caesars Acquisition Co. Class A	251,308	1,784
*	Red Robin Gourmet Burgers Inc.	23,203	1,757
	AMC Entertainment Holdings Inc.	67,100	1,690
*	Vitamin Shoppe Inc.	51,702	1,688
*	Hibbett Sports Inc.	47,782	1,673
	Finish Line Inc. Class A	86,376	1,667
	Sonic Corp.	72,560	1,665
	Capella Education Co.	32,313	1,600
*	Fiesta Restaurant Group Inc.	34,305	1,556
	International Speedway Corp. Class A	48,335	1,533
	SkyWest Inc.	91,767	1,531
*	Rush Enterprises Inc. Class A	63,111	1,527
^,* Sears Holdings Corp.		65,124	1,472
*	Carmike Cinemas Inc.	72,235	1,451
	ClubCorp Holdings Inc.	66,608	1,429
	National CineMedia Inc.	105,633	1,418
*	Blue Nile Inc.	42,108	1,412
	EW Scripps Co. Class A	78,856	1,393
	Carriage Services Inc. Class A	64,116	1,384
	Interval Leisure Group Inc.	73,647	1,352
*	Diamond Resorts International Inc.	57,729	1,350
*	Strayer Education Inc.	24,384	1,340
*	Stamps.com Inc.	17,756	1,314
	PetMed Express Inc.	81,375	1,310
*	Isle of Capri Casinos Inc.	73,409	1,280
*	Pep Boys-Manny Moe & Jack	104,586	1,275
*	Diplomat Pharmacy Inc.	44,046	1,265
*	Regis Corp.	95,013	1,245
*	Francesca's Holdings Corp.	99,626	1,218
*	Build-A-Bear Workshop Inc.	64,103	1,211
	Pier 1 Imports Inc.	172,761	1,192
^,* Scientific Games Corp. Class A		110,312	1,153
^,* Conn's Inc.		47,531	1,143
*	American Public Education Inc.	48,328	1,133

*	Angie's List Inc.	218,809	1,103
*	Clear Channel Outdoor Holdings Inc. Class A	148,271	1,057
*	Chuy's Holdings Inc.	36,188	1,028
	Barnes & Noble Inc.	84,825	1,027
*	1-800-Flowers.com Inc. Class A	112,858	1,027
	MDC Partners Inc. Class A	55,152	1,016
^,* Mattress Firm Holding Corp.		24,238	1,012
*	FTD Cos. Inc.	33,781	1,007
*	Dave & Buster's Entertainment Inc.	26,600	1,006
*	zulily Inc. Class A	57,325	997
*	Autobytel Inc.	59,128	992
*	XO Group Inc.	69,131	977
*	Steiner Leisure Ltd.	15,418	974
	Haverty Furniture Cos. Inc.	39,871	936
*	Biglari Holdings Inc.	2,547	932
^,* Clean Energy Fuels Corp.		206,024	927
*	Bankrate Inc.	85,885	889
	Sonic Automotive Inc. Class A	41,616	850
	Citi Trends Inc.	35,892	839
	Weis Markets Inc.	20,019	836
*	America's Car-Mart Inc.	25,168	833
^,* Lands' End Inc.		30,630	827
*	Ascent Capital Group Inc. Class A	29,607	811
	New Media Investment Group Inc.	49,917	772
	CSS Industries Inc.	29,060	765
*	Ruby Tuesday Inc.	122,912	763
*	Overstock.com Inc.	43,969	755
	Kirkland's Inc.	33,879	730
*	Entercom Communications Corp. Class A	71,438	726
	Fred's Inc. Class A	59,047	700
*	Party City Holdco Inc.	43,791	699
*	Barnes & Noble Education Inc.	53,292	677
	Entravision Communications Corp. Class A	100,757	669
	Ruth's Hospitality Group Inc.	40,099	651
^,* Coupons.com Inc.		71,098	640
	Marcus Corp.	32,726	633
^,* Lumber Liquidators Holdings Inc.		47,938	630
*	Career Education Corp.	162,477	611
^	World Wrestling Entertainment Inc. Class A	36,041	609
	Big 5 Sporting Goods Corp.	54,827	569
*	Century Casinos Inc.	87,616	539
*	Sizmek Inc.	88,164	528
*	MarineMax Inc.	37,356	528
*	Liquidity Services Inc.	70,010	517
*	Carrols Restaurant Group Inc.	43,411	517
*	Destination XL Group Inc.	88,423	514
*	Titan Machinery Inc.	42,180	484
*	K12 Inc.	38,674	481
*	Natural Grocers by Vitamin Cottage Inc.	21,003	477
	A H Belo Corp. Class A	96,630	476
*	Republic Airways Holdings Inc.	82,176	475
*	Bravo Brio Restaurant Group Inc.	40,692	459
	Marchex Inc. Class B	110,495	445
	Shoe Carnival Inc.	18,658	444
^,* Zoe's Kitchen Inc.		11,034	436
^,* Weight Watchers International Inc.		66,649	425
	Speedway Motorsports Inc.	22,088	399

^,* Caesars Entertainment Corp.		66,883	394
*	Chefs' Warehouse Inc.	27,680	392
*	Global Eagle Entertainment Inc.	33,849	389
*	Del Frisco's Restaurant Group Inc.	27,179	378
*	Zumiez Inc.	23,621	369
*	Tuesday Morning Corp.	67,771	367
	Stage Stores Inc.	36,773	362
	Collectors Universe Inc.	23,593	356
*	Providence Service Corp.	7,930	346
*	Martha Stewart Living Omnimedia Inc. Class A	57,278	341
	Harte-Hanks Inc.	95,721	338
*	Monarch Casino & Resort Inc.	18,767	337
*	Famous Dave's of America Inc.	25,956	335
^,* Rave Restaurant Group Inc.		39,164	334
*	Virgin America Inc.	9,300	318
*	Bridgepoint Education Inc.	41,209	314
	TheStreet Inc.	181,048	302
*	RetailMeNot Inc.	36,600	302
	Stein Mart Inc.	29,959	290
*	Tile Shop Holdings Inc.	24,203	290
*	Demand Media Inc.	67,540	282
^,* hhgregg Inc.		57,211	279
*	Smart & Final Stores Inc.	17,675	278
*	SP Plus Corp.	11,985	277
*	Cambium Learning Group Inc.	57,983	277
*	Reading International Inc. Class A	20,671	262
*	Lee Enterprises Inc.	124,235	258
*	Daily Journal Corp.	1,360	253
*	Cumulus Media Inc. Class A	358,254	252
^,* TrueCar Inc.		48,300	252
*	Books-A-Million Inc.	77,721	249
^,* Shake Shack Inc. Class A		5,213	247
^,* Noodles & Co. Class A		17,000	241
*	Gaiam Inc. Class A	35,786	220
*	Cosi Inc.	205,033	209
*	EVINE Live Inc.	78,989	207
^	Bon-Ton Stores Inc.	65,872	207
*	RealNetworks Inc.	45,580	186
	Journal Media Group Inc.	23,128	173
	Town Sports International Holdings Inc.	65,935	173
*	Luby's Inc.	33,656	167
	Destination Maternity Corp.	17,667	163
*	Avid Technology Inc.	20,459	163
^,* ITT Educational Services Inc.		47,237	162
*	Spark Networks Inc.	53,035	153
*	QuinStreet Inc.	27,046	150
*	Christopher & Banks Corp.	131,321	146
*	Morgans Hotel Group Co.	39,926	133
*	Boot Barn Holdings Inc.	6,517	120
	bebe stores inc	124,638	117
*	Care.com Inc.	22,685	117
*	McClatchy Co. Class A	114,847	111
	Saga Communications Inc. Class A	3,223	108
^,* Fairway Group Holdings Corp.		102,415	108
	Tribune Publishing Co.	12,900	101
*	Eldorado Resorts Inc.	11,023	99
*	West Marine Inc.	11,266	99

*	Aeropostale Inc.	154,101	96
*	Diversified Restaurant Holdings Inc.	34,766	95
	Liberty Tax Inc.	4,055	94
*	Everyday Health Inc.	9,648	88
	Ark Restaurants Corp.	3,751	86
*	New York & Co. Inc.	34,183	85
*	Red Lion Hotels Corp.	9,601	82
*	Ambassadors Group Inc.	27,931	76
*	Potbelly Corp.	6,657	73
	Village Super Market Inc. Class A	3,022	71
*	RCI Hospitality Holdings Inc.	6,664	69
*	Container Store Group Inc.	4,572	64
	Salem Media Group Inc. Class A	10,229	63
*	Radio One Inc.	25,730	55
	CBS Corp. Class A	1,214	55
*	ReachLocal Inc.	25,510	54
*	Dover Downs Gaming & Entertainment Inc.	52,774	53
*	Planet Fitness Inc. Class A	3,038	52
*	Ignite Restaurant Group Inc.	10,689	52
*	PDI Inc.	26,259	47
	News Corp. Class B	3,627	47
*	Pacific Sunwear of California Inc.	144,155	46
^,* YOU On Demand Holdings Inc.		23,900	46
*	Empire Resorts Inc.	10,778	45
*	Gordmans Stores Inc.	12,663	44
*	El Pollo Loco Holdings Inc.	3,512	38
*	Travelzoo Inc.	4,212	35
*	Trans World Entertainment Corp.	9,095	34
*	Wingstop Inc.	1,211	29
*	Sears Hometown and Outlet Stores Inc.	3,353	27
*	Rubicon Project Inc.	1,669	24
*	Fogo De Chao Inc.	1,519	24
*	Ollie's Bargain Outlet Holdings Inc.	1,215	20
*	MaxPoint Interactive Inc.	4,538	19
*	Insignia Systems Inc.	7,050	18
	National American University Holdings Inc.	5,908	17
*	Perfumania Holdings Inc.	3,906	17
	Beasley Broadcast Group Inc. Class A	3,626	15
*	Golden Entertainment Inc.	1,523	14
^,* Dex Media Inc.		89,402	12
*	SFX Entertainment Inc.	22,687	12
*	Emmis Communications Corp. Class A	8,800	11
	Educational Development Corp.	1,122	8
*	Speed Commerce Inc.	39,661	8
*	Gaming Partners International Corp.	609	6
*	Tilly's Inc. Class A	603	4
*	Radio One Inc. Class A	1,680	4
*	Envivio Inc.	700	3
*	PCM Inc.	63	1
*	Premier Exhibitions Inc.	31	—
*	SPAR Group Inc.	29	—
*	Universal Travel Group	118	—
			5,288,646
Financials (19.4%)
*	Berkshire Hathaway Inc. Class B	3,375,621	440,181
	Wells Fargo & Co.	8,365,530	429,570
	JPMorgan Chase & Co.	6,693,647	408,112

Bank of America Corp.	18,893,731	294,364
Citigroup Inc.	5,175,553	256,759
Visa Inc. Class A	3,533,505	246,144
MasterCard Inc. Class A	1,806,424	162,795
American International Group Inc.	2,250,393	127,867
US Bancorp	3,040,614	124,696
Goldman Sachs Group Inc.	705,151	122,527
American Express Co.	1,540,525	114,199
Simon Property Group Inc.	561,814	103,216
Morgan Stanley	2,667,230	84,018
PNC Financial Services Group Inc.	935,050	83,406
MetLife Inc.	1,617,257	76,254
Bank of New York Mellon Corp.	1,902,721	74,492
Capital One Financial Corp.	986,474	71,539
American Tower Corporation	766,166	67,407
Prudential Financial Inc.	817,580	62,308
Charles Schwab Corp.	2,143,180	61,209
ACE Ltd.	559,950	57,899
BlackRock Inc.	193,110	57,444
Public Storage	266,115	56,318
Travelers Cos. Inc.	563,381	56,073
CME Group Inc.	580,852	53,868
Chubb Corp.	414,728	50,866
Marsh & McLennan Cos. Inc.	968,977	50,600
BB&T Corp.	1,411,122	50,236
Equity Residential	659,018	49,505
Crown Castle International Corp.	604,198	47,653
State Street Corp.	705,899	47,443
Intercontinental Exchange Inc.	200,887	47,206
Aon plc	508,657	45,072
Welltower Inc.	636,928	43,133
McGraw Hill Financial Inc.	494,026	42,733
Allstate Corp.	724,472	42,193
AvalonBay Communities Inc.	240,590	42,060
Discover Financial Services	798,661	41,522
Aflac Inc.	701,370	40,771
Prologis Inc.	948,585	36,900
Ameriprise Financial Inc.	327,419	35,731
SunTrust Banks Inc.	931,643	35,626
Hartford Financial Services Group Inc.	757,934	34,698
Ventas Inc.	601,922	33,744
Boston Properties Inc.	278,060	32,922
HCP Inc.	837,336	31,191
T. Rowe Price Group Inc.	446,826	31,054
Progressive Corp.	1,007,129	30,858
Moody's Corp.	310,231	30,465
Equinix Inc.	103,103	28,188
Vornado Realty Trust	307,161	27,774
Fifth Third Bancorp	1,464,181	27,688
Northern Trust Corp.	400,149	27,274
Franklin Resources Inc.	725,708	27,040
Essex Property Trust Inc.	119,004	26,588
M&T Bank Corp.	217,144	26,481
Weyerhaeuser Co.	934,427	25,547
Principal Financial Group Inc.	533,537	25,258
General Growth Properties Inc.	961,357	24,966
Invesco Ltd.	777,409	24,278

Macerich Co.	286,589	22,016
Regions Financial Corp.	2,419,017	21,795
Lincoln National Corp.	456,667	21,673
Host Hotels & Resorts Inc.	1,367,488	21,620
Equifax Inc.	214,863	20,880
Realty Income Corp.	425,211	20,151
XL Group plc Class A	553,448	20,101
KeyCorp	1,530,991	19,918
SL Green Realty Corp.	180,349	19,507
Loews Corp.	536,207	19,379
* Markel Corp.	23,974	19,224
Citizens Financial Group Inc.	763,946	18,228
Kimco Realty Corp.	709,686	17,338
Western Union Co.	931,833	17,108
Federal Realty Investment Trust	125,182	17,081
Annaly Capital Management Inc.	1,714,561	16,923
* Affiliated Managers Group Inc.	98,825	16,898
FNF Group	475,780	16,876
* CBRE Group Inc. Class A	512,284	16,393
UDR Inc.	474,277	16,353
Extra Space Storage Inc.	211,330	16,306
First Republic Bank	256,473	16,099
Digital Realty Trust Inc.	245,786	16,055
Voya Financial Inc.	413,310	16,024
* Ally Financial Inc.	784,350	15,985
* Arch Capital Group Ltd.	212,716	15,628
Huntington Bancshares Inc.	1,459,263	15,468
Cincinnati Financial Corp.	282,233	15,184
CIT Group Inc.	365,598	14,635
Unum Group	450,352	14,447
TD Ameritrade Holding Corp.	442,483	14,089
* E*TRADE Financial Corp.	525,082	13,825
New York Community Bancorp Inc.	763,643	13,791
HCC Insurance Holdings Inc.	172,733	13,382
Comerica Inc.	321,913	13,231
SEI Investments Co.	269,870	13,016
* Alleghany Corp.	27,441	12,845
VEREIT Inc.	1,637,243	12,640
Plum Creek Timber Co. Inc.	316,979	12,524
Arthur J Gallagher & Co.	303,138	12,514
Torchmark Corp.	216,295	12,199
Willis Group Holdings plc	292,506	11,984
* Berkshire Hathaway Inc. Class A	61	11,910
American Capital Agency Corp.	636,783	11,908
* Signature Bank	86,529	11,903
Duke Realty Corp.	624,517	11,897
Jones Lang LaSalle Inc.	81,366	11,698
Omega Healthcare Investors Inc.	332,791	11,698
Raymond James Financial Inc.	234,418	11,634
Camden Property Trust	157,146	11,613
MSCI Inc. Class A	192,758	11,461
Nasdaq Inc.	213,907	11,408
Mid-America Apartment Communities Inc.	136,358	11,164
Alexandria Real Estate Equities Inc.	130,790	11,074
Reinsurance Group of America Inc. Class A	120,183	10,887
Kilroy Realty Corp.	166,964	10,879
PartnerRe Ltd.	77,899	10,819

* SVB Financial Group	93,100	10,757
Regency Centers Corp.	170,328	10,586
Apartment Investment & Management Co.	282,885	10,472
Everest Re Group Ltd.	60,184	10,432
WP Carey Inc.	178,933	10,344
Lazard Ltd. Class A	234,892	10,171
Zions Bancorporation	369,096	10,165
CBOE Holdings Inc.	150,780	10,114
Iron Mountain Inc.	324,158	10,055
East West Bancorp Inc.	260,429	10,006
* Realogy Holdings Corp.	265,319	9,984
* Liberty Ventures Class A	243,747	9,835
Assurant Inc.	122,616	9,688
Axis Capital Holdings Ltd.	173,092	9,299
WR Berkley Corp.	169,080	9,193
RenaissanceRe Holdings Ltd.	83,202	8,846
People's United Financial Inc.	560,700	8,820
National Retail Properties Inc.	243,124	8,818
Hudson City Bancorp Inc.	860,782	8,754
American Financial Group Inc.	127,005	8,752
StanCorp Financial Group Inc.	76,522	8,739
* Forest City Enterprises Inc. Class A	434,099	8,738
DDR Corp.	556,747	8,563
Liberty Property Trust	271,113	8,543
Equity LifeStyle Properties Inc.	144,981	8,492
Starwood Property Trust Inc.	410,021	8,414
Legg Mason Inc.	200,113	8,327
NorthStar Realty Finance Corp.	660,457	8,157
CubeSmart	290,964	7,917
Navient Corp.	702,485	7,896
Home Properties Inc.	105,038	7,852
Lamar Advertising Co. Class A	148,195	7,733
First American Financial Corp.	196,701	7,685
Brixmor Property Group Inc.	323,937	7,606
City National Corp.	85,750	7,551
PacWest Bancorp	175,416	7,510
Investors Bancorp Inc.	598,677	7,388
American Campus Communities Inc.	202,877	7,352
BioMed Realty Trust Inc.	367,774	7,348
Taubman Centers Inc.	105,990	7,322
Douglas Emmett Inc.	251,414	7,221
* Synchrony Financial	225,945	7,072
* Howard Hughes Corp.	61,121	7,013
Hospitality Properties Trust	273,707	7,001
Senior Housing Properties Trust	428,921	6,949
Spirit Realty Capital Inc.	757,570	6,924
* Liberty Broadband Corp.	135,167	6,917
Endurance Specialty Holdings Ltd.	113,282	6,914
Assured Guaranty Ltd.	272,623	6,816
Eaton Vance Corp.	202,546	6,769
Synovus Financial Corp.	228,570	6,766
Commerce Bancshares Inc.	148,339	6,758
CNO Financial Group Inc.	356,292	6,702
Weingarten Realty Investors	201,752	6,680
Old Republic International Corp.	424,761	6,643
Highwoods Properties Inc.	170,133	6,593
First Niagara Financial Group Inc.	642,297	6,558

	Validus Holdings Ltd.	145,350	6,551
	Cullen/Frost Bankers Inc.	102,691	6,529
*	Strategic Hotels & Resorts Inc.	472,632	6,518
	Umpqua Holdings Corp.	398,631	6,498
*	Equity Commonwealth	234,763	6,395
	BankUnited Inc.	177,746	6,354
	Brown & Brown Inc.	203,595	6,305
	Corrections Corp. of America	211,760	6,255
	Allied World Assurance Co. Holdings AG	163,763	6,251
	Hanover Insurance Group Inc.	80,020	6,218
	Bank of the Ozarks Inc.	141,352	6,186
	Sovran Self Storage Inc.	64,806	6,111
	White Mountains Insurance Group Ltd.	8,092	6,047
	Retail Properties of America Inc.	429,035	6,045
	RLJ Lodging Trust	238,911	6,037
	Radian Group Inc.	377,737	6,010
	First Horizon National Corp.	423,142	6,000
	MarketAxess Holdings Inc.	64,159	5,959
	Webster Financial Corp.	166,053	5,916
	Prosperity Bancshares Inc.	120,122	5,899
^	LPL Financial Holdings Inc.	147,822	5,879
	Two Harbors Investment Corp.	665,295	5,868
	American Homes 4 Rent Class A	362,073	5,822
	LaSalle Hotel Properties	204,135	5,795
	Post Properties Inc.	98,813	5,760
^,* Zillow Group Inc.		213,310	5,759
	Tanger Factory Outlet Centers Inc.	173,408	5,717
*	SLM Corp.	769,382	5,693
*	MGIC Investment Corp.	613,855	5,684
	Popular Inc.	187,313	5,662
	Healthcare Trust of America Inc. Class A	229,444	5,624
	Sun Communities Inc.	82,500	5,590
^	Apple Hospitality REIT Inc.	300,095	5,573
	New Residential Investment Corp.	416,851	5,461
	EPR Properties	104,459	5,387
	DCT Industrial Trust Inc.	159,835	5,380
*	LendingClub Corp.	401,579	5,313
	FirstMerit Corp.	299,920	5,300
	Columbia Property Trust Inc.	226,323	5,251
	Aspen Insurance Holdings Ltd.	111,501	5,181
	PrivateBancorp Inc.	135,125	5,179
	Outfront Media Inc.	248,204	5,163
	Paramount Group Inc.	306,935	5,157
*	Western Alliance Bancorp	166,373	5,109
	Rayonier Inc.	229,534	5,066
	Waddell & Reed Financial Inc. Class A	144,839	5,036
*	Stifel Financial Corp.	119,079	5,013
	Bank of Hawaii Corp.	78,949	5,012
	Piedmont Office Realty Trust Inc. Class A	279,323	4,997
	Sunstone Hotel Investors Inc.	377,503	4,994
	Gaming and Leisure Properties Inc.	167,730	4,982
	Chimera Investment Corp.	371,886	4,972
	Care Capital Properties Inc.	150,617	4,960
	Associated Banc-Corp	275,927	4,958
	Federated Investors Inc. Class B	170,990	4,942
	ProAssurance Corp.	99,627	4,889
	NorthStar Asset Management Group Inc.	333,101	4,783

Medical Properties Trust Inc.	429,166	4,747
AmTrust Financial Services Inc.	74,846	4,714
Wintrust Financial Corp.	87,089	4,653
* PRA Group Inc.	87,501	4,631
Pebblebrook Hotel Trust	129,994	4,608
MFA Financial Inc.	670,041	4,563
United Bankshares Inc.	119,595	4,543
Healthcare Realty Trust Inc.	181,814	4,518
* Springleaf Holdings Inc. Class A	101,727	4,448
Hudson Pacific Properties Inc.	153,617	4,423
Blackstone Mortgage Trust Inc. Class A	159,879	4,387
* Texas Capital Bancshares Inc.	83,013	4,352
IBERIABANK Corp.	74,497	4,336
Symetra Financial Corp.	136,497	4,319
Interactive Brokers Group Inc.	108,561	4,285
CBL & Associates Properties Inc.	308,479	4,242
Cathay General Bancorp	141,494	4,239
Home BancShares Inc.	104,353	4,226
MB Financial Inc.	129,242	4,218
First Industrial Realty Trust Inc.	200,474	4,200
* Blackhawk Network Holdings Inc.	98,736	4,185
TCF Financial Corp.	275,153	4,171
Primerica Inc.	92,466	4,167
* Genworth Financial Inc. Class A	900,233	4,159
Valley National Bancorp	421,324	4,146
FNB Corp.	316,338	4,097
GEO Group Inc.	135,184	4,020
DiamondRock Hospitality Co.	363,273	4,014
Brandywine Realty Trust	325,665	4,012
* Santander Consumer USA Holdings Inc.	193,665	3,955
WP GLIMCHER Inc.	335,339	3,910
Communications Sales & Leasing Inc.	218,134	3,905
Washington Federal Inc.	171,308	3,897
Ryman Hospitality Properties Inc.	78,964	3,887
Urban Edge Properties	179,781	3,881
Fulton Financial Corp.	320,016	3,872
UMB Financial Corp.	75,691	3,846
Hancock Holding Co.	141,074	3,816
RLI Corp.	70,491	3,773
Colony Capital Inc. Class A	192,132	3,758
BancorpSouth Inc.	157,807	3,751
Acadia Realty Trust	124,679	3,749
CyrusOne Inc.	113,391	3,703
Janus Capital Group Inc.	271,244	3,689
American Assets Trust Inc.	88,782	3,628
Kennedy-Wilson Holdings Inc.	163,616	3,627
Corporate Office Properties Trust	171,278	3,602
Kite Realty Group Trust	150,981	3,595
First Financial Bankshares Inc.	110,236	3,503
Argo Group International Holdings Ltd.	61,865	3,501
Capitol Federal Financial Inc.	288,551	3,497
American Equity Investment Life Holding Co.	149,749	3,491
EverBank Financial Corp.	179,806	3,470
Erie Indemnity Co. Class A	41,643	3,454
Cousins Properties Inc.	372,312	3,433
Glacier Bancorp Inc.	129,896	3,428
WisdomTree Investments Inc.	212,465	3,427

Community Bank System Inc.	92,110	3,424
Astoria Financial Corp.	210,707	3,392
Xenia Hotels & Resorts Inc.	191,907	3,351
Empire State Realty Trust Inc.	195,692	3,333
Sterling Bancorp	223,140	3,318
National Health Investors Inc.	57,518	3,307
Columbia Banking System Inc.	104,396	3,258
Kemper Corp.	91,494	3,236
First Midwest Bancorp Inc.	183,790	3,224
South State Corp.	41,604	3,198
Equity One Inc.	128,927	3,138
* BofI Holding Inc.	24,068	3,101
Washington REIT	123,049	3,068
DuPont Fabros Technology Inc.	118,362	3,063
Pinnacle Financial Partners Inc.	61,717	3,049
Selective Insurance Group Inc.	98,114	3,047
EastGroup Properties Inc.	55,517	3,008
Education Realty Trust Inc.	91,135	3,003
New York REIT Inc.	296,841	2,986
International Bancshares Corp.	118,870	2,975
National Penn Bancshares Inc.	253,029	2,973
Retail Opportunity Investments Corp.	179,229	2,964
* Credit Acceptance Corp.	15,018	2,957
CoreSite Realty Corp.	57,348	2,950
Old National Bancorp	210,659	2,934
BBCN Bancorp Inc.	194,968	2,928
First Citizens BancShares Inc. Class A	12,952	2,927
Lexington Realty Trust	360,119	2,917
CVB Financial Corp.	172,968	2,889
Alexander & Baldwin Inc.	84,030	2,885
* Eagle Bancorp Inc.	63,335	2,882
Independent Bank Corp.	62,041	2,860
* Hilltop Holdings Inc.	144,261	2,858
* Enstar Group Ltd.	18,849	2,827
LTC Properties Inc.	66,061	2,819
Evercore Partners Inc. Class A	56,047	2,816
Chesapeake Lodging Trust	107,942	2,813
Mack-Cali Realty Corp.	148,931	2,812
Trustmark Corp.	121,053	2,805
CYS Investments Inc.	383,800	2,786
Northwest Bancshares Inc.	214,254	2,785
Chambers Street Properties	428,820	2,783
First Financial Bancorp	145,378	2,774
Financial Engines Inc.	93,856	2,766
PS Business Parks Inc.	34,829	2,765
* Liberty TripAdvisor Holdings Inc. Class A	123,657	2,741
Sabra Health Care REIT Inc.	118,001	2,735
Invesco Mortgage Capital Inc.	222,987	2,729
BGC Partners Inc. Class A	329,680	2,710
Renasant Corp.	80,967	2,660
Mercury General Corp.	52,643	2,659
Hatteras Financial Corp.	174,766	2,648
Provident Financial Services Inc.	135,368	2,640
Chemical Financial Corp.	81,119	2,624
NBT Bancorp Inc.	96,435	2,598
* HRG Group Inc.	220,450	2,586
First Merchants Corp.	97,996	2,569

	Westamerica Bancorporation	56,619	2,516
	Banner Corp.	52,544	2,510
	Capstead Mortgage Corp.	248,092	2,454
^,* Zillow Group Inc. Class A		85,068	2,444
	Boston Private Financial Holdings Inc.	208,546	2,440
	LegacyTexas Financial Group Inc.	79,816	2,433
	AMERISAFE Inc.	48,912	2,432
	BOK Financial Corp.	37,512	2,427
	Apollo Commercial Real Estate Finance Inc.	152,346	2,393
^,* St. Joe Co.		124,490	2,381
	Ameris Bancorp	82,513	2,372
	Park National Corp.	26,207	2,364
	ARMOUR Residential REIT Inc.	117,738	2,359
	Artisan Partners Asset Management Inc. Class A	66,877	2,356
*	Liberty Broadband Corp. Class A	45,229	2,327
	Horace Mann Educators Corp.	69,793	2,319
	S&T Bancorp Inc.	70,993	2,316
*	First Cash Financial Services Inc.	57,774	2,314
	Pennsylvania REIT	115,829	2,297
	TFS Financial Corp.	133,069	2,295
	HFF Inc. Class A	67,601	2,282
*	Encore Capital Group Inc.	60,546	2,240
	First Commonwealth Financial Corp.	245,665	2,233
*	Essent Group Ltd.	89,514	2,224
	Parkway Properties Inc.	142,783	2,222
	Potlatch Corp.	77,028	2,218
	Berkshire Hills Bancorp Inc.	80,524	2,218
	STAG Industrial Inc.	120,468	2,194
	Redwood Trust Inc.	158,406	2,192
	Global Net Lease Inc.	237,005	2,180
	Hanmi Financial Corp.	85,621	2,158
	Government Properties Income Trust	134,049	2,145
*	Capital Bank Financial Corp.	70,566	2,133
	City Holding Co.	42,145	2,078
	Cardinal Financial Corp.	88,897	2,046
*	FNFV Group	173,749	2,036
	Monogram Residential Trust Inc.	217,173	2,022
	FelCor Lodging Trust Inc.	282,435	1,997
	Employers Holdings Inc.	89,488	1,995
	Franklin Street Properties Corp.	185,525	1,994
	Brookline Bancorp Inc.	192,947	1,956
	FBL Financial Group Inc. Class A	31,489	1,937
	QTS Realty Trust Inc. Class A	43,992	1,922
	National Bank Holdings Corp. Class A	93,235	1,914
	PennyMac Mortgage Investment Trust	123,056	1,904
*	MBIA Inc.	310,976	1,891
	Central Pacific Financial Corp.	89,756	1,882
	Cash America International Inc.	67,063	1,876
	American Residential Properties Inc.	104,575	1,806
	Heartland Financial USA Inc.	49,742	1,805
*	Beneficial Bancorp Inc.	134,838	1,788
	Virtus Investment Partners Inc.	17,719	1,781
	Select Income REIT	92,048	1,750
	Lakeland Financial Corp.	38,727	1,749
	Agree Realty Corp.	57,873	1,728
*	First Busey Corp.	86,831	1,725
	Flushing Financial Corp.	85,828	1,718

Great Western Bancorp Inc.	67,067	1,701
* iStar Inc.	134,443	1,691
Alexander's Inc.	4,504	1,685
Starwood Waypoint Residential Trust	70,237	1,674
Dime Community Bancshares Inc.	98,972	1,673
Anworth Mortgage Asset Corp.	337,314	1,666
Chatham Lodging Trust	76,982	1,654
Northfield Bancorp Inc.	107,557	1,636
CoBiz Financial Inc.	125,409	1,632
Infinity Property & Casualty Corp.	20,179	1,625
American Capital Mortgage Investment Corp.	109,612	1,616
Ashford Hospitality Trust Inc.	264,165	1,611
Oritani Financial Corp.	102,287	1,598
Ramco-Gershenson Properties Trust	106,376	1,597
Community Trust Bancorp Inc.	44,947	1,596
Simmons First National Corp. Class A	32,399	1,553
Cedar Realty Trust Inc.	248,490	1,543
* Flagstar Bancorp Inc.	73,421	1,510
Saul Centers Inc.	29,164	1,509
BancFirst Corp.	23,737	1,498
Great Southern Bancorp Inc.	34,575	1,497
Gramercy Property Trust Inc.	70,638	1,467
Apollo Residential Mortgage Inc.	113,914	1,442
New Senior Investment Group Inc.	135,752	1,420
WesBanco Inc.	44,949	1,414
Greenhill & Co. Inc.	49,295	1,403
* Cowen Group Inc. Class A	306,997	1,400
Bank Mutual Corp.	180,815	1,389
Hersha Hospitality Trust Class A	60,842	1,379
Diamond Hill Investment Group Inc.	7,410	1,379
Altisource Residential Corp.	98,703	1,374
* Navigators Group Inc.	17,475	1,363
* FCB Financial Holdings Inc. Class A	41,583	1,356
1st Source Corp.	43,943	1,353
Nelnet Inc. Class A	38,433	1,330
Bryn Mawr Bank Corp.	42,617	1,324
Ares Commercial Real Estate Corp.	109,824	1,317
Union Bankshares Corp.	54,451	1,307
Arrow Financial Corp.	47,977	1,281
* Ocwen Financial Corp.	189,508	1,272
Bank of Marin Bancorp	26,236	1,259
* Greenlight Capital Re Ltd. Class A	56,178	1,252
Banc of California Inc.	100,857	1,238
Summit Hotel Properties Inc.	104,250	1,217
Physicians Realty Trust	80,096	1,209
OFG Bancorp	138,368	1,208
* First BanCorp	336,650	1,198
* Customers Bancorp Inc.	45,647	1,173
CenterState Banks Inc.	79,281	1,165
Sandy Spring Bancorp Inc.	43,645	1,143
STORE Capital Corp.	54,951	1,135
WSFS Financial Corp.	39,309	1,132
Camden National Corp.	27,728	1,120
Inland Real Estate Corp.	138,114	1,119
BankFinancial Corp.	89,691	1,115
Talmer Bancorp Inc. Class A	66,532	1,108
* Piper Jaffray Cos.	30,507	1,103

*	Ambac Financial Group Inc.	73,524	1,064
	Investors Real Estate Trust	135,691	1,050
	National General Holdings Corp.	54,231	1,046
^,* Walter Investment Management Corp.		62,485	1,015
	Federal Agricultural Mortgage Corp.	38,963	1,010
*	eHealth Inc.	78,813	1,010
	Arbor Realty Trust Inc.	157,523	1,002
	Winthrop Realty Trust	69,643	1,000
*	Forestar Group Inc.	75,821	997
	United Community Banks Inc.	48,680	995
	Bridge Bancorp Inc.	37,059	990
	Southside Bancshares Inc.	35,383	975
	Ashford Hospitality Prime Inc.	69,103	970
	Cohen & Steers Inc.	35,214	967
	Stewart Information Services Corp.	23,315	954
*	HealthEquity Inc.	31,540	932
	Enterprise Financial Services Corp.	36,694	924
	Ames National Corp.	40,032	918
	First Potomac Realty Trust	82,429	907
*	Seritage Growth Properties Class A	24,050	896
	First Interstate BancSystem Inc. Class A	31,551	878
	Arlington Asset Investment Corp. Class A	62,288	875
	ServisFirst Bancshares Inc.	20,972	871
	Sierra Bancorp	54,491	870
	United Fire Group Inc.	24,645	864
	American National Bankshares Inc.	36,800	863
	Terreno Realty Corp.	43,858	861
	Safety Insurance Group Inc.	15,898	861
	InfraREIT Inc.	36,012	853
	NRG Yield Inc.	73,173	850
	TrustCo Bank Corp. NY	143,980	841
	Virtu Financial Inc. Class A	36,338	833
	Consolidated-Tomoka Land Co.	16,544	824
	Calamos Asset Management Inc. Class A	86,251	818
	Dynex Capital Inc.	123,063	807
*	Green Dot Corp. Class A	45,497	801
*	LendingTree Inc.	8,565	797
	Universal Insurance Holdings Inc.	26,760	790
	Meridian Bancorp Inc.	57,670	788
	Investment Technology Group Inc.	58,431	779
*	KCG Holdings Inc. Class A	70,932	778
	Kearny Financial Corp.	67,471	774
	Campus Crest Communities Inc.	144,900	771
	Maiden Holdings Ltd.	54,199	752
*	AV Homes Inc.	55,558	751
^,* Citizens Inc. Class A		100,325	744
	Lakeland Bancorp Inc.	66,514	739
	NRG Yield Inc. Class A	65,973	736
	State Bank Financial Corp.	34,891	722
	Towne Bank	38,223	721
*	Walker & Dunlop Inc.	27,267	711
*	Marcus & Millichap Inc.	15,323	705
	Rexford Industrial Realty Inc.	50,699	699
	First Defiance Financial Corp.	18,994	694
	Rouse Properties Inc.	44,464	693
*	Altisource Portfolio Solutions SA	28,789	686
	Preferred Apartment Communities Inc. Class A	63,042	686

	Newcastle Investment Corp.	156,049	685
	Wilshire Bancorp Inc.	65,066	684
	GAMCO Investors Inc.	12,300	675
	ConnectOne Bancorp Inc.	33,550	648
*	Global Indemnity plc	24,497	641
	Getty Realty Corp.	40,507	640
*	INTL. FCStone Inc.	25,689	634
	Armada Hoffler Properties Inc.	64,428	629
	Access National Corp.	30,697	625
*	Nationstar Mortgage Holdings Inc.	44,044	611
	First Community Bancshares Inc.	33,928	607
^,* World Acceptance Corp.		22,362	600
	ESSA Bancorp Inc.	45,915	599
	Tier REIT Inc.	40,060	590
	Bar Harbor Bankshares	18,295	585
*	Xoom Corp.	23,412	582
	Republic Bancorp Inc. Class A	23,530	578
	Donegal Group Inc. Class A	40,983	576
*	Ezcorp Inc. Class A	93,156	575
	CareTrust REIT Inc.	50,433	572
	FBR & Co.	27,975	571
	AG Mortgage Investment Trust Inc.	36,915	562
	HCI Group Inc.	14,385	558
	Century Bancorp Inc. Class A	13,512	551
*	NMI Holdings Inc. Class A	71,569	544
*	Enova International Inc.	52,665	538
	New York Mortgage Trust Inc.	95,456	524
	United Financial Bancorp Inc.	39,517	516
	Capital City Bank Group Inc.	34,413	513
	BNC Bancorp	22,920	510
	GAIN Capital Holdings Inc.	69,926	509
	National Western Life Insurance Co. Class A	2,252	502
*	Third Point Reinsurance Ltd.	36,427	490
	Marlin Business Services Corp.	31,418	484
	Baldwin & Lyons Inc.	21,933	476
	Universal Health Realty Income Trust	9,936	466
	Ameriana Bancorp	19,883	459
	Tompkins Financial Corp.	8,600	459
	Federated National Holding Co.	18,650	448
	Silver Bay Realty Trust Corp.	27,799	445
*	HomeStreet Inc.	18,514	428
^	United Development Funding IV	24,240	427
*	Atlas Financial Holdings Inc.	22,030	408
*	Ladenburg Thalmann Financial Services Inc.	190,788	403
*	PICO Holdings Inc.	41,298	400
	Stock Yards Bancorp Inc.	10,916	397
	Cape Bancorp Inc.	31,413	390
^	Athens Bancshares Corp.	13,574	385
	EMC Insurance Group Inc.	16,012	372
	Independent Bank Group Inc.	9,613	369
	Resource Capital Corp.	32,644	365
	United Insurance Holdings Corp.	27,184	357
	Charter Financial Corp.	27,449	348
	Reis Inc.	14,871	337
	CIFC Corp.	46,041	329
*	NewStar Financial Inc.	39,929	327
	First of Long Island Corp.	12,109	327

Urstadt Biddle Properties Inc. Class A	17,024	319
TriCo Bancshares	12,913	317
Washington Trust Bancorp Inc.	8,239	317
RAIT Financial Trust	61,292	304
* Phoenix Cos. Inc.	9,169	302
Hannon Armstrong Sustainable Infrastructure Capital Inc.	17,500	301
* J Alexander's Holdings Inc.	30,009	299
* Safeguard Scientifics Inc.	19,149	298
Western Asset Mortgage Capital Corp.	23,365	295
* BSB Bancorp Inc.	13,915	294
* Black Knight Financial Services Inc. Class A	8,824	287
* First NBC Bank Holding Co.	8,134	285
* Square 1 Financial Inc. Class A	10,857	279
Monmouth Real Estate Investment Corp.	27,151	265
Clifton Bancorp Inc.	18,499	257
* Heritage Insurance Holdings Inc.	12,700	251
Easterly Government Properties Inc.	15,614	249
Guaranty Bancorp	14,954	246
Ellington Residential Mortgage REIT	20,248	246
State Auto Financial Corp.	10,650	243
Moelis & Co. Class A	9,200	242
* Tejon Ranch Co.	11,025	240
* Bancorp Inc.	31,312	239
Ladder Capital Corp.	16,593	238
First Bancorp	13,957	237
German American Bancorp Inc.	8,031	235
OneBeacon Insurance Group Ltd. Class A	16,538	232
RE/MAX Holdings Inc.	6,421	231
Investors Title Co.	3,185	231
Yadkin Financial Corp.	10,624	228
Waterstone Financial Inc.	16,861	227
National Interstate Corp.	8,404	224
* Consumer Portfolio Services Inc.	44,874	223
Citizens & Northern Corp.	11,342	221
C&F Financial Corp.	5,961	218
* First Acceptance Corp.	78,314	211
* Asta Funding Inc.	23,859	204
OceanFirst Financial Corp.	11,733	202
First Financial Corp.	6,244	202
Financial Institutions Inc.	8,111	201
Metro Bancorp Inc.	6,747	198
Westfield Financial Inc.	24,792	190
Pzena Investment Management Inc. Class A	20,734	185
Resource America Inc. Class A	27,332	182
* Ashford Inc.	2,819	179
CNB Financial Corp.	9,819	178
MainSource Financial Group Inc.	8,753	178
Univest Corp. of Pennsylvania	9,068	174
Gladstone Commercial Corp.	12,205	172
One Liberty Properties Inc.	7,940	169
First Financial Northwest Inc.	13,902	168
Heritage Financial Corp.	8,846	166
Oppenheimer Holdings Inc. Class A	8,231	165
Merchants Bancshares Inc.	5,356	157
Meta Financial Group Inc.	3,769	157
Suffolk Bancorp	5,655	154
* First Marblehead Corp.	44,194	152

	State National Cos. Inc.	15,900	149
	Premier Financial Bancorp Inc.	10,265	146
*	Franklin Financial Network Inc.	6,458	144
*	Republic First Bancorp Inc.	38,554	143
	Alliance Bancorp Inc. of Pennsylvania	5,859	140
	UMH Properties Inc.	14,866	138
*	MoneyGram International Inc.	17,060	137
	Eastern Virginia Bankshares Inc.	17,407	118
	US Global Investors Inc. Class A	67,397	117
*	Hallmark Financial Services Inc.	9,970	115
*	Old Second Bancorp Inc.	18,140	113
*	Health Insurance Innovations Inc. Class A	22,431	112
	JAVELIN Mortgage Investment Corp.	18,519	112
	Mercantile Bank Corp.	5,064	105
	West Bancorporation Inc.	5,505	103
*	Del Taco Restaurants Inc.	7,200	101
*	Atlanticus Holdings Corp.	26,603	98
	Peoples Bancorp Inc.	4,038	84
	Westwood Holdings Group Inc.	1,506	82
	Opus Bank	2,100	80
	Southwest Bancorp Inc.	4,643	76
	NewBridge Bancorp	8,868	76
	Five Oaks Investment Corp.	11,883	75
^	FXCM Inc. Class A	83,722	73
*	Altisource Asset Management Corp.	3,017	72
*	Jacksonville Bancorp Inc.	5,100	72
*	FRP Holdings Inc.	2,385	72
	Kansas City Life Insurance Co.	1,487	70
*	Hampton Roads Bankshares Inc.	36,253	69
*	On Deck Capital Inc.	6,956	69
	National Bankshares Inc.	2,149	67
*	Maui Land & Pineapple Co. Inc.	12,826	67
	Pulaski Financial Corp.	4,915	67
	Heritage Commerce Corp.	5,677	64
	Provident Financial Holdings Inc.	3,696	62
^,* Intersections Inc.		29,386	61
	First Internet Bancorp	1,900	61
	Institutional Financial Markets Inc.	39,632	59
	Atlantic American Corp.	13,632	55
*	ASB Bancorp Inc.	2,200	55
	Peapack Gladstone Financial Corp.	2,544	54
	Territorial Bancorp Inc.	1,980	52
*	American River Bankshares	5,338	52
	Macatawa Bank Corp.	9,663	50
*	CommunityOne Bancorp	4,334	47
	Park Sterling Corp.	6,702	46
	United Community Financial Corp.	8,716	44
*	Farmers Capital Bank Corp.	1,626	40
	Northrim BanCorp Inc.	1,390	40
	HopFed Bancorp Inc.	3,323	40
^,* RCS Capital Corp. Class A		47,353	38
	Jernigan Capital Inc.	2,148	38
	Community West Bancshares	5,000	35
*	Performant Financial Corp.	14,420	35
	California First National Bancorp	2,366	32
	Preferred Bank	950	30
*	Carolina Bank Holdings Inc.	2,102	27

Northeast Bancorp	2,506	27
Federal Agricultural Mortgage Corp. Class A	1,021	27
Independence Holding Co.	2,059	27
Monarch Financial Holdings Inc.	2,100	26
Pacific Continental Corp.	1,900	25
Cheviot Financial Corp.	1,812	25
* Bear State Financial Inc.	2,685	24
Manning & Napier Inc.	3,200	24
QC Holdings Inc.	13,215	22
* Regional Management Corp.	1,415	22
* HomeTrust Bancshares Inc.	1,176	22
* Pacific Premier Bancorp Inc.	1,000	20
* Sun Bancorp Inc.	1,058	20
First Bancorp Inc.	902	17
* Seacoast Banking Corp. of Florida	1,163	17
Penns Woods Bancorp Inc.	414	17
Independent Bank Corp.	1,015	15
Baylake Corp.	1,000	14
* Ohr Pharmaceutical Inc.	5,000	14
* Prism Technologies Group Inc.	4,802	13
MutualFirst Financial Inc.	544	13
Fidelity Southern Corp.	549	12
Middleburg Financial Corp.	611	11
Eagle Bancorp Montana Inc.	830	9
Home Bancorp Inc.	343	9
Kingstone Cos. Inc.	909	8
* Royal Bancshares of Pennsylvania Inc.	3,688	8
Wheeler REIT Inc.	3,900	7
MidSouth Bancorp Inc.	520	6
IF Bancorp Inc.	342	6
Fox Chase Bancorp Inc.	337	6
WVS Financial Corp.	511	6
Hingham Institution for Savings	27	3
United Community Bancorp	200	3
MidWestOne Financial Group Inc.	100	3
Horizon Bancorp	115	3
Sotherly Hotels Inc.	300	2
SI Financial Group Inc.	31	—
Salisbury Bancorp Inc.	11	—
Old Line Bancshares Inc.	17	—
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,629	—
* Transcontinental Realty Investors Inc.	12	—
* Vestin Realty Mortgage II Inc.	22	—
		7,305,085
Health Care (13.5%)
Johnson & Johnson	5,012,127	467,882
Pfizer Inc.	11,163,007	350,630
Gilead Sciences Inc.	2,656,462	260,838
Merck & Co. Inc.	5,099,914	251,885
UnitedHealth Group Inc.	1,726,049	200,239
* Allergan plc	712,493	193,663
Amgen Inc.	1,372,506	189,845
Bristol-Myers Squibb Co.	3,018,243	178,680
Medtronic plc	2,559,753	171,350
* Celgene Corp.	1,431,733	154,871
AbbVie Inc.	2,846,278	154,866
Eli Lilly & Co.	1,805,881	151,134

* Biogen Inc.	425,660	124,212
Abbott Laboratories	2,697,768	108,504
* Express Scripts Holding Co.	1,238,711	100,286
Thermo Fisher Scientific Inc.	721,328	88,204
Aetna Inc.	631,033	69,041
Anthem Inc.	475,422	66,559
* Regeneron Pharmaceuticals Inc.	138,111	64,241
Cigna Corp.	466,117	62,935
* Alexion Pharmaceuticals Inc.	388,927	60,824
Stryker Corp.	545,366	51,319
Becton Dickinson and Co.	380,600	50,490
Humana Inc.	270,318	48,387
* HCA Holdings Inc.	601,021	46,495
* Vertex Pharmaceuticals Inc.	442,851	46,119
* Illumina Inc.	261,913	46,050
* Boston Scientific Corp.	2,432,662	39,920
Perrigo Co. plc	251,536	39,559
Zoetis Inc.	812,876	33,474
* Incyte Corp.	294,077	32,446
Baxter International Inc.	987,522	32,440
St. Jude Medical Inc.	510,018	32,177
Baxalta Inc.	982,271	30,951
* Intuitive Surgical Inc.	67,013	30,798
* BioMarin Pharmaceutical Inc.	291,659	30,718
Zimmer Biomet Holdings Inc.	312,917	29,392
* Mylan NV	711,526	28,646
* Edwards Lifesciences Corp.	194,556	27,660
* Endo International plc	376,965	26,116
CR Bard Inc.	134,241	25,010
* DaVita HealthCare Partners Inc.	312,060	22,571
Universal Health Services Inc. Class B	165,999	20,718
* Henry Schein Inc.	151,000	20,041
* Laboratory Corp. of America Holdings	183,036	19,854
* Hologic Inc.	459,122	17,965
* Waters Corp.	141,858	16,769
Quest Diagnostics Inc.	259,707	15,964
* Alkermes plc	270,421	15,866
* Jazz Pharmaceuticals plc	105,381	13,996
* Mallinckrodt plc	212,122	13,563
* Varian Medical Systems Inc.	180,136	13,290
Cooper Cos. Inc.	88,017	13,102
* MEDNAX Inc.	170,083	13,061
ResMed Inc.	254,390	12,964
DENTSPLY International Inc.	252,936	12,791
* Medivation Inc.	295,758	12,570
* IDEXX Laboratories Inc.	168,937	12,544
* Envision Healthcare Holdings Inc.	335,992	12,361
* DexCom Inc.	137,744	11,827
* Centene Corp.	193,895	10,515
* United Therapeutics Corp.	79,309	10,409
* Quintiles Transnational Holdings Inc.	144,401	10,046
* Alnylam Pharmaceuticals Inc.	122,381	9,835
* Sirona Dental Systems Inc.	100,954	9,423
Teleflex Inc.	75,266	9,349
* Isis Pharmaceuticals Inc.	216,996	8,771
* Community Health Systems Inc.	203,056	8,685
* Health Net Inc.	132,812	7,998

*	Anacor Pharmaceuticals Inc.	67,796	7,980
*	Brookdale Senior Living Inc.	333,753	7,663
*	Alere Inc.	155,184	7,472
*	Seattle Genetics Inc.	185,614	7,157
*	Team Health Holdings Inc.	130,971	7,076
	STERIS Corp.	108,495	7,049
*	Align Technology Inc.	124,010	7,039
*	Acadia Healthcare Co. Inc.	103,798	6,879
	Patterson Cos. Inc.	158,929	6,874
*	WellCare Health Plans Inc.	79,632	6,863
*	Amsurg Corp.	87,508	6,800
	West Pharmaceutical Services Inc.	123,637	6,691
*	Tenet Healthcare Corp.	180,115	6,650
*	ABIOMED Inc.	68,456	6,350
*	Thoratec Corp.	99,063	6,267
	Bio-Techne Corp.	67,193	6,213
*	PAREXEL International Corp.	100,252	6,208
*	Neurocrine Biosciences Inc.	155,276	6,178
	HealthSouth Corp.	157,273	6,035
*	Cepheid	130,500	5,899
*	LifePoint Health Inc.	80,425	5,702
*	Charles River Laboratories International Inc.	85,735	5,446
*	Ultragenyx Pharmaceutical Inc.	56,040	5,397
	Hill-Rom Holdings Inc.	102,500	5,329
*	Molina Healthcare Inc.	75,988	5,232
^,* Juno Therapeutics Inc.		127,255	5,178
*	Clovis Oncology Inc.	55,206	5,077
*	Dyax Corp.	264,923	5,057
*	Bluebird Bio Inc.	59,006	5,048
*	Bio-Rad Laboratories Inc. Class A	36,956	4,964
^,* OPKO Health Inc.		585,506	4,924
*	Horizon Pharma plc	243,925	4,835
*	ACADIA Pharmaceuticals Inc.	145,920	4,826
*	Intercept Pharmaceuticals Inc.	28,504	4,728
^,* Myriad Genetics Inc.		125,447	4,702
*	Medicines Co.	120,728	4,583
*	Impax Laboratories Inc.	124,180	4,372
*	Prestige Brands Holdings Inc.	95,333	4,305
*	NuVasive Inc.	88,440	4,265
	Healthcare Services Group Inc.	123,533	4,163
*	Akorn Inc.	144,313	4,114
*	Catalent Inc.	168,703	4,099
*	Puma Biotechnology Inc.	49,679	3,744
	Owens & Minor Inc.	113,922	3,639
*	Agios Pharmaceuticals Inc.	50,703	3,579
*	Portola Pharmaceuticals Inc. Class A	80,828	3,445
	Cantel Medical Corp.	60,221	3,415
*	Masimo Corp.	85,679	3,304
*	Novavax Inc.	463,882	3,280
*	Bruker Corp.	198,900	3,268
*	Radius Health Inc.	46,320	3,210
*	Integra LifeSciences Holdings Corp.	52,870	3,148
*	Exact Sciences Corp.	173,543	3,122
^,* Kite Pharma Inc.		55,424	3,086
*	KYTHERA Biopharmaceuticals Inc.	40,325	3,024
*	Haemonetics Corp.	93,486	3,021
^,* Exelixis Inc.		536,828	3,012

*	Natus Medical Inc.	75,646	2,984
^,* Intrexon Corp.		93,522	2,974
*	Neogen Corp.	64,183	2,888
*	Magellan Health Inc.	51,857	2,874
*	Cyberonics Inc.	47,276	2,873
*	Chimerix Inc.	75,104	2,869
	CONMED Corp.	60,023	2,866
*	ICU Medical Inc.	25,757	2,820
*	Nektar Therapeutics	256,239	2,808
*	Amicus Therapeutics Inc.	197,608	2,765
*	Ligand Pharmaceuticals Inc.	32,067	2,747
*	Sarepta Therapeutics Inc.	85,428	2,743
*	Acorda Therapeutics Inc.	101,147	2,681
*	Insulet Corp.	102,765	2,663
	Analogic Corp.	31,604	2,593
*	Pacira Pharmaceuticals Inc.	62,492	2,568
*	Amedisys Inc.	67,234	2,553
*	Globus Medical Inc.	122,257	2,526
*	Air Methods Corp.	73,859	2,518
*	Ironwood Pharmaceuticals Inc. Class A	240,106	2,502
*	Halozyme Therapeutics Inc.	184,245	2,474
*	AMAG Pharmaceuticals Inc.	61,840	2,457
*	Momenta Pharmaceuticals Inc.	147,877	2,427
	Abaxis Inc.	54,672	2,405
*	Lannett Co. Inc.	57,344	2,381
*	Halyard Health Inc.	83,653	2,379
^,* ARIAD Pharmaceuticals Inc.		402,870	2,353
*	Ophthotech Corp.	57,768	2,341
	Kindred Healthcare Inc.	144,240	2,272
*	Emergent BioSolutions Inc.	79,723	2,271
*	Dynavax Technologies Corp.	88,027	2,160
*	BioCryst Pharmaceuticals Inc.	184,388	2,102
^,* Insys Therapeutics Inc.		72,990	2,077
*	Depomed Inc.	107,803	2,032
*	Wright Medical Group Inc.	92,525	1,945
*	Achillion Pharmaceuticals Inc.	277,869	1,920
*	Celldex Therapeutics Inc.	177,088	1,867
*	Affymetrix Inc.	213,653	1,825
*	Cynosure Inc. Class A	59,177	1,778
*	Cempra Inc.	63,726	1,774
*	IPC Healthcare Inc.	22,184	1,723
	PDL BioPharma Inc.	342,206	1,721
*	AtriCure Inc.	77,110	1,689
	Select Medical Holdings Corp.	156,288	1,686
*	Array BioPharma Inc.	368,404	1,680
*	HeartWare International Inc.	31,909	1,669
*	ImmunoGen Inc.	171,840	1,650
^,* MiMedx Group Inc.		167,902	1,620
^,* NewLink Genetics Corp.		44,427	1,592
	Atrion Corp.	4,104	1,539
	Ensign Group Inc.	35,400	1,509
*	Anika Therapeutics Inc.	46,756	1,488
^,* MannKind Corp.		459,613	1,475
^,* ZIOPHARM Oncology Inc.		163,372	1,472
*	Albany Molecular Research Inc.	84,399	1,470
*	TESARO Inc.	36,630	1,469
*	HMS Holdings Corp.	167,132	1,466

*	Capital Senior Living Corp.	72,935	1,462
^	Theravance Inc.	200,536	1,440
^,* Cerus Corp.		312,316	1,418
*	VWR Corp.	54,900	1,410
*	PTC Therapeutics Inc.	51,593	1,378
*	MacroGenics Inc.	63,229	1,354
*	Omnicell Inc.	43,423	1,350
*	CorVel Corp.	41,688	1,347
*	FibroGen Inc.	60,282	1,321
*	Insmed Inc.	70,864	1,316
^,* Arrowhead Research Corp.		224,742	1,295
*	ZS Pharma Inc.	19,517	1,281
*	AngioDynamics Inc.	96,832	1,277
*	NxStage Medical Inc.	80,882	1,276
*	Almost Family Inc.	31,807	1,274
*	INC Research Holdings Inc. Class A	31,333	1,253
*	PharMerica Corp.	43,657	1,243
*	Arena Pharmaceuticals Inc.	648,177	1,238
*	Infinity Pharmaceuticals Inc.	141,893	1,199
*	Accuray Inc.	239,099	1,194
*	Adeptus Health Inc. Class A	14,540	1,174
*	Inovio Pharmaceuticals Inc.	203,107	1,174
*	Aegerion Pharmaceuticals Inc.	85,441	1,162
*	TherapeuticsMD Inc.	195,515	1,146
*	BioTelemetry Inc.	92,517	1,132
*	Merit Medical Systems Inc.	46,845	1,120
*	Zeltiq Aesthetics Inc.	34,549	1,107
*	Genomic Health Inc.	52,221	1,105
*	Enanta Pharmaceuticals Inc.	30,500	1,102
	Meridian Bioscience Inc.	64,152	1,097
*	Addus HomeCare Corp.	35,008	1,091
*	Alder Biopharmaceuticals Inc.	33,207	1,088
*	Geron Corp.	392,919	1,084
*	Lexicon Pharmaceuticals Inc.	100,684	1,081
*	Repligen Corp.	38,188	1,064
*	Agenus Inc.	230,871	1,062
^,* Epizyme Inc.		81,926	1,054
*	ANI Pharmaceuticals Inc.	26,551	1,049
*	Merrimack Pharmaceuticals Inc.	122,578	1,043
*	ArQule Inc.	537,332	1,005
*	BioSpecifics Technologies Corp.	22,882	996
*	Surgical Care Affiliates Inc.	29,426	962
*	Anthera Pharmaceuticals Inc.	157,668	960
*	Cutera Inc.	73,338	959
*	Relypsa Inc.	50,900	942
*	Endologix Inc.	76,842	942
^,* ChemoCentryx Inc.		146,990	889
*	LHC Group Inc.	19,704	882
^,* Advaxis Inc.		85,838	878
*	Healthways Inc.	77,611	863
^,* BioTime Inc.		287,499	863
^,* BioDelivery Sciences International Inc.		154,829	861
*	Sage Therapeutics Inc.	20,321	860
	CryoLife Inc.	88,331	859
	Invacare Corp.	59,377	859
*	Cardiovascular Systems Inc.	53,510	848
*	Inogen Inc.	17,443	847

*	Heron Therapeutics Inc.	34,100	832
*	Catalyst Pharmaceuticals Inc.	276,282	829
^,* Idera Pharmaceuticals Inc.		245,902	824
*	Concert Pharmaceuticals Inc.	43,843	823
^,* Foundation Medicine Inc.		44,412	819
^,* Keryx Biopharmaceuticals Inc.		232,270	818
^,* Omeros Corp.		72,872	799
*	Quidel Corp.	42,007	793
*	Luminex Corp.	46,438	785
*	PRA Health Sciences Inc.	19,732	766
*	LDR Holding Corp.	22,100	763
*	CTI BioPharma Corp.	517,359	755
*	Tornier NV	36,911	753
*	Theravance Biopharma Inc.	66,087	726
*	Orthofix International NV	20,831	703
*	Antares Pharma Inc.	413,327	703
*	Curis Inc.	346,109	699
^,* AcelRx Pharmaceuticals Inc.		220,042	671
^,* Galena Biopharma Inc.		424,609	671
*	SciClone Pharmaceuticals Inc.	95,450	662
*	Spectranetics Corp.	55,521	655
*	Triple-S Management Corp. Class B	36,112	643
*	Retrophin Inc.	31,716	643
^,* Organovo Holdings Inc.		238,645	640
^,* Accelerate Diagnostics Inc.		39,464	639
*	Durect Corp.	326,659	637
*	Nevro Corp.	13,522	627
*	AVEO Pharmaceuticals Inc.	515,800	624
^,* Fortress Biotech Inc.		237,089	616
*	Eagle Pharmaceuticals Inc.	8,300	614
*	Exactech Inc.	34,989	610
*	BIND Therapeutics Inc.	136,033	607
*	Sangamo BioSciences Inc.	107,112	604
*	Juniper Pharmaceuticals Inc.	51,226	603
^,* BioScrip Inc.		322,088	602
*	Hanger Inc.	43,703	596
*	Corcept Therapeutics Inc.	158,232	595
*	Sagent Pharmaceuticals Inc.	37,556	576
*	Raptor Pharmaceutical Corp.	93,141	564
^,* Ampio Pharmaceuticals Inc.		193,912	560
*	Spectrum Pharmaceuticals Inc.	92,611	554
^,* IGI Laboratories Inc.		78,107	511
*	Zafgen Inc.	15,000	479
^,* Athersys Inc.		431,868	475
*	Acceleron Pharma Inc.	18,740	467
*	Atara Biotherapeutics Inc.	14,597	459
*	Aerie Pharmaceuticals Inc.	25,600	454
*	HealthStream Inc.	20,427	446
*	Esperion Therapeutics Inc.	18,622	439
	US Physical Therapy Inc.	9,658	434
*	Synergy Pharmaceuticals Inc.	81,023	429
^,* Endocyte Inc.		91,845	421
*	Lion Biotechnologies Inc.	68,925	397
*	Vascular Solutions Inc.	12,069	391
*	Osiris Therapeutics Inc.	21,027	388
*	Supernus Pharmaceuticals Inc.	27,672	388
	National HealthCare Corp.	6,358	387

*	Tetraphase Pharmaceuticals Inc.	50,582	377
*	Dermira Inc.	15,936	372
*	Zogenix Inc.	27,515	371
*	Navidea Biopharmaceuticals Inc.	158,410	361
^,* VIVUS Inc.		217,970	357
*	Alliance HealthCare Services Inc.	36,608	357
	Digirad Corp.	93,523	350
*	Orexigen Therapeutics Inc.	164,407	347
*	SurModics Inc.	15,857	346
*	Aratana Therapeutics Inc.	40,600	343
*	Vanda Pharmaceuticals Inc.	30,224	341
*	NeoGenomics Inc.	59,111	339
*	Fluidigm Corp.	41,553	337
*	Ardelyx Inc.	18,836	325
*	OraSure Technologies Inc.	73,080	324
*	Enzo Biochem Inc.	98,908	314
*	Avalanche Biotechnologies Inc.	36,389	300
^,* Rockwell Medical Inc.		38,443	296
*	Coherus Biosciences Inc.	14,735	295
*	Dicerna Pharmaceuticals Inc.	35,621	292
*	Five Star Quality Care Inc.	94,576	292
*	Progenics Pharmaceuticals Inc.	50,891	291
*	Amphastar Pharmaceuticals Inc.	24,874	291
*	Universal American Corp.	42,372	290
*	RTI Surgical Inc.	50,534	287
*	Cytokinetics Inc.	42,787	286
*	CytRx Corp.	117,384	278
*	SeaSpine Holdings Corp.	16,795	272
*	Rigel Pharmaceuticals Inc.	109,592	271
^,* Alimera Sciences Inc.		121,750	269
*	XenoPort Inc.	75,008	260
*	Immunomedics Inc.	150,892	260
^,* Apricus Biosciences Inc.		174,727	255
*	Mirati Therapeutics Inc.	7,400	255
*	Akebia Therapeutics Inc.	26,220	253
^,* Biolase Inc.		281,018	253
^,* OvaScience Inc.		27,700	235
*	Wright Medical Group Inc. CVR	50,806	230
*	Spark Therapeutics Inc.	5,418	226
*	Otonomy Inc.	12,231	218
*	Karyopharm Therapeutics Inc.	20,202	213
^,* Northwest Biotherapeutics Inc.		33,900	212
	LeMaitre Vascular Inc.	17,245	210
*	GenMark Diagnostics Inc.	24,632	194
*	K2M Group Holdings Inc.	10,300	192
*	Bellicum Pharmaceuticals Inc.	12,967	188
^,* Neuralstem Inc.		149,054	182
*	POZEN Inc.	31,094	181
*	OncoMed Pharmaceuticals Inc.	10,900	181
*	Symmetry Surgical Inc.	20,007	178
*	STAAR Surgical Co.	22,704	176
*	Repros Therapeutics Inc.	23,614	175
*	Harvard Bioscience Inc.	45,022	170
*	Xencor Inc.	13,600	166
*	TG Therapeutics Inc.	15,500	156
^,* Sequenom Inc.		85,701	150
*	Alphatec Holdings Inc.	452,502	149

^,* XBiotech Inc.		9,598	143
*	Oncothyreon Inc.	51,256	140
*	Sucampo Pharmaceuticals Inc. Class A	7,058	140
	Enzon Pharmaceuticals Inc.	141,847	138
*	Intersect ENT Inc.	5,700	133
*	Alexza Pharmaceuticals Inc.	104,627	133
*	Genesis Healthcare Inc.	21,297	131
*	Cumberland Pharmaceuticals Inc.	21,189	122
^,* iBio Inc.		177,100	120
*	Chiasma Inc.	6,057	120
*	La Jolla Pharmaceutical Co.	4,200	117
*	Synergetics USA Inc.	16,877	111
*	RadNet Inc.	19,852	110
^,* Calithera Biosciences Inc.		18,562	101
*	Peregrine Pharmaceuticals Inc.	98,096	100
*	Entellus Medical Inc.	5,448	98
*	Acura Pharmaceuticals Inc.	41,020	96
*	InfuSystems Holdings Inc.	34,480	94
*	Pain Therapeutics Inc.	51,137	94
*	Regulus Therapeutics Inc.	14,100	92
*	Avinger Inc.	6,264	92
^,* Unilife Corp.		93,651	92
*	Pernix Therapeutics Holdings Inc.	28,805	91
*	Bovie Medical Corp.	45,545	90
*	Five Prime Therapeutics Inc.	5,800	89
^	AdCare Health Systems Inc.	25,016	83
*	Derma Sciences Inc.	16,573	78
*	XOMA Corp.	103,772	78
*	Paratek Pharmaceuticals Inc.	4,104	78
*	Achaogen Inc.	13,533	78
^,* ConforMIS Inc.		4,256	77
*	Stemline Therapeutics Inc.	8,700	77
*	MEI Pharma Inc.	48,787	77
*	Versartis Inc.	6,517	75
*	Nobilis Health Corp.	14,331	75
*	Heska Corp.	2,424	74
*	Biodel Inc.	145,521	64
*	Flex Pharma Inc.	5,140	62
^,* Celladon Corp.		57,900	61
*	vTv Therapeutics Inc. Class A	9,072	59
*	ARCA biopharma Inc.	11,585	58
*	Vericel Corp.	20,679	56
*	Threshold Pharmaceuticals Inc.	13,478	55
^,* GTx Inc.		69,694	53
*	Tandem Diabetes Care Inc.	6,010	53
*	Glaukos Corp.	2,120	51
^,* Hansen Medical Inc.		13,502	51
*	Mast Therapeutics Inc.	81,953	48
^,* Cytori Therapeutics Inc.		139,519	47
	Psychemedics Corp.	4,661	47
^,* CorMedix Inc.		23,400	47
*	Vical Inc.	96,241	44
*	Synta Pharmaceuticals Corp.	25,225	44
*	Catabasis Pharmaceuticals Inc.	5,346	43
^,* Actinium Pharmaceuticals Inc.		23,000	41
*	REGENXBIO Inc.	1,817	40
^,* Venaxis Inc.		122,333	39

^,* EnteroMedics Inc.		140,131	36
*	Carbylan Therapeutics Inc.	10,130	36
*	Seres Therapeutics Inc.	1,211	36
*	Revance Therapeutics Inc.	1,200	36
*	Celsion Corp.	21,241	35
*	Hooper Holmes Inc.	300,038	34
*	Nivalis Therapeutics Inc.	2,432	32
*	CEL-SCI Corp.	51,277	31
*	ERBA Diagnostics Inc.	15,727	31
*	Aimmune Therapeutics Inc.	1,216	31
^,* Oculus Innovative Sciences Inc.		23,597	30
*	Cancer Genetics Inc.	3,500	27
*	Teladoc Inc.	1,210	27
*	Neothetics Inc.	3,040	25
*	CASI Pharmaceuticals Inc.	22,562	24
^,* Biocept Inc.		8,600	20
*	Neos Therapeutics Inc.	912	19
*	Discovery Laboratories Inc.	62,288	19
*	Argos Therapeutics Inc.	3,850	19
*	MGC Diagnostics Corp.	2,800	18
*	Penumbra Inc.	453	18
*	Presbia plc	3,100	17
*	EndoChoice Holdings Inc.	1,463	17
*	Hemispherx Biopharma Inc.	96,879	17
*	ADMA Biologics Inc.	1,800	15
*	Sunesis Pharmaceuticals Inc.	18,400	15
*	Catalyst Biosciences Inc.	3,123	15
*	Ocular Therapeutix Inc.	910	13
*	Cesca Therapeutics Inc.	22,057	12
*	StemCells Inc.	27,652	12
*	Veracyte Inc.	2,228	10
*	Harvard Apparatus Regenerative Technology Inc.	11,255	10
*	Cardica Inc.	29,575	9
	Diversicare Healthcare Services Inc.	800	8
*	Cleveland BioLabs Inc.	1,765	8
*	Stereotaxis Inc.	7,252	7
*	CAS Medical Systems Inc.	4,100	5
*	EPIRUS Biopharmaceuticals Inc.	1,003	4
*	OncoGenex Pharmaceuticals Inc.	1,867	4
	Utah Medical Products Inc.	68	4
	Birner Dental Management Services Inc.	265	3
*	Vital Therapies Inc.	800	3
*	Onconova Therapeutics Inc.	1,800	2
	Daxor Corp.	161	1
*	ProPhase Labs Inc.	465	1
*	Nanosphere Inc.	37	—
*	Cogentix Medical Inc.	28	—
			5,110,752
Industrials (12.3%)
	General Electric Co.	18,274,780	460,890
	3M Co.	1,130,856	160,321
	Boeing Co.	1,168,438	153,007
	Union Pacific Corp.	1,570,543	138,852
	United Technologies Corp.	1,531,394	136,279
	Honeywell International Inc.	1,344,296	127,291
	United Parcel Service Inc. Class B	1,266,409	124,982
	Accenture plc Class A	1,130,569	111,090

Lockheed Martin Corp.	477,767	99,046
Danaher Corp.	1,051,591	89,606
Caterpillar Inc.	1,090,850	71,298
FedEx Corp.	486,550	70,053
General Dynamics Corp.	496,581	68,503
Automatic Data Processing Inc.	847,402	68,097
* PayPal Holdings Inc.	2,095,667	65,050
Raytheon Co.	550,732	60,173
Northrop Grumman Corp.	339,108	56,275
Precision Castparts Corp.	236,999	54,441
Emerson Electric Co.	1,189,465	52,539
CSX Corp.	1,783,136	47,966
Illinois Tool Works Inc.	564,095	46,431
TE Connectivity Ltd.	733,828	43,949
Eaton Corp. plc	846,259	43,413
Deere & Co.	572,453	42,362
Norfolk Southern Corp.	550,236	42,038
Waste Management Inc.	826,298	41,158
* LinkedIn Corp. Class A	207,617	39,474
* Fiserv Inc.	427,438	37,020
Cummins Inc.	327,240	35,532
Fidelity National Information Services Inc.	511,600	34,318
PACCAR Inc.	642,512	33,520
Sherwin-Williams Co.	143,407	31,948
Roper Technologies Inc.	182,221	28,554
Amphenol Corp. Class A	559,618	28,518
Paychex Inc.	590,038	28,104
* Alliance Data Systems Corp.	106,359	27,545
Tyco International plc	763,021	25,531
Rockwell Automation Inc.	242,885	24,646
Ingersoll-Rand plc	480,364	24,388
WestRock Co.	473,967	24,381
Parker-Hannifin Corp.	250,566	24,380
WW Grainger Inc.	108,702	23,372
AMETEK Inc.	438,345	22,934
* FleetCor Technologies Inc.	158,326	21,789
Vulcan Materials Co.	241,071	21,504
* Stericycle Inc.	153,494	21,383
Agilent Technologies Inc.	606,092	20,807
* Verisk Analytics Inc. Class A	274,542	20,291
* TransDigm Group Inc.	92,055	19,553
Rockwell Collins Inc.	238,781	19,542
Republic Services Inc. Class A	443,872	18,288
Kansas City Southern	199,584	18,138
Xerox Corp.	1,837,870	17,882
CH Robinson Worldwide Inc.	263,208	17,840
Sealed Air Corp.	379,388	17,786
Martin Marietta Materials Inc.	115,784	17,593
Fastenal Co.	477,534	17,483
Textron Inc.	450,968	16,974
Pentair plc	325,940	16,636
Dover Corp.	289,495	16,553
Expeditors International of Washington Inc.	342,398	16,110
Masco Corp.	629,139	15,842
Ball Corp.	248,860	15,479
Towers Watson & Co. Class A	125,483	14,729
Wabtec Corp.	166,137	14,628

* Mettler-Toledo International Inc.	50,480	14,374
L-3 Communications Holdings Inc.	133,866	13,992
Acuity Brands Inc.	78,726	13,823
Global Payments Inc.	120,028	13,771
Fortune Brands Home & Security Inc.	289,146	13,726
Cintas Corp.	159,664	13,691
* Sensata Technologies Holding NV	307,572	13,638
Total System Services Inc.	299,409	13,602
* Spirit AeroSystems Holdings Inc. Class A	255,672	12,359
JB Hunt Transport Services Inc.	168,331	12,019
Broadridge Financial Solutions Inc.	216,389	11,977
* Vantiv Inc. Class A	264,464	11,880
Robert Half International Inc.	231,615	11,849
ManpowerGroup Inc.	141,257	11,568
* Crown Holdings Inc.	252,180	11,537
Fluor Corp.	264,585	11,205
Waste Connections Inc.	223,581	10,862
* Flextronics International Ltd.	1,023,961	10,793
Xylem Inc.	328,349	10,786
Packaging Corp. of America	176,790	10,636
* United Rentals Inc.	175,057	10,512
Avnet Inc.	245,137	10,462
* HD Supply Holdings Inc.	360,954	10,331
Carlisle Cos. Inc.	117,976	10,309
Jack Henry & Associates Inc.	147,675	10,280
Macquarie Infrastructure Corp.	136,209	10,169
IDEX Corp.	140,759	10,036
Allegion plc	173,353	9,996
Flowserve Corp.	242,701	9,985
* CoStar Group Inc.	55,833	9,662
* Arrow Electronics Inc.	172,724	9,548
Valspar Corp.	131,991	9,488
* Keysight Technologies Inc.	306,119	9,441
PerkinElmer Inc.	205,119	9,427
Huntington Ingalls Industries Inc.	87,866	9,415
ADT Corp.	309,300	9,248
AO Smith Corp.	137,291	8,950
* Quanta Services Inc.	369,270	8,940
Lennox International Inc.	77,515	8,785
* Jacobs Engineering Group Inc.	226,756	8,487
Owens Corning	202,373	8,481
B/E Aerospace Inc.	192,358	8,445
Hexcel Corp.	174,537	7,830
Hubbell Inc. Class B	91,826	7,801
Allison Transmission Holdings Inc.	292,082	7,796
Orbital ATK Inc.	107,258	7,709
* Trimble Navigation Ltd.	468,497	7,693
Graphic Packaging Holding Co.	594,003	7,597
* AECOM	273,038	7,511
AptarGroup Inc.	113,628	7,495
* Zebra Technologies Corp.	94,109	7,204
Ryder System Inc.	96,704	7,160
Graco Inc.	106,142	7,115
MAXIMUS Inc.	119,440	7,114
* Old Dominion Freight Line Inc.	116,279	7,093
FLIR Systems Inc.	253,242	7,088
Jabil Circuit Inc.	315,459	7,057

* Genpact Ltd.	296,848	7,009
^ Chicago Bridge & Iron Co. NV	176,613	7,004
Bemis Co. Inc.	176,029	6,965
Donaldson Co. Inc.	246,665	6,926
Sonoco Products Co.	182,326	6,881
Toro Co.	95,546	6,740
* Euronet Worldwide Inc.	90,461	6,702
* Berry Plastics Group Inc.	216,681	6,516
Lincoln Electric Holdings Inc.	122,917	6,445
Trinity Industries Inc.	279,867	6,345
AGCO Corp.	135,436	6,315
Nordson Corp.	100,287	6,312
* CoreLogic Inc.	163,269	6,079
MDU Resources Group Inc.	353,297	6,077
* WEX Inc.	69,843	6,065
* Owens-Illinois Inc.	291,774	6,046
* Kirby Corp.	95,719	5,930
Eagle Materials Inc.	86,644	5,928
National Instruments Corp.	209,787	5,830
* Genesee & Wyoming Inc. Class A	96,421	5,697
Watsco Inc.	46,544	5,515
RR Donnelley & Sons Co.	377,341	5,494
FEI Co.	75,200	5,493
Air Lease Corp. Class A	176,290	5,451
ITT Corp.	161,437	5,397
MSC Industrial Direct Co. Inc. Class A	87,563	5,344
* Teledyne Technologies Inc.	57,560	5,198
Cognex Corp.	149,741	5,147
Oshkosh Corp.	141,560	5,143
BWX Technologies Inc.	193,581	5,103
Landstar System Inc.	79,989	5,077
Deluxe Corp.	90,304	5,034
Con-way Inc.	103,730	4,922
Booz Allen Hamilton Holding Corp. Class A	186,438	4,887
Curtiss-Wright Corp.	77,461	4,835
EMCOR Group Inc.	107,722	4,767
* IPG Photonics Corp.	61,851	4,699
* Colfax Corp.	156,851	4,691
World Fuel Services Corp.	130,671	4,678
Regal Beloit Corp.	81,086	4,577
EnerSys	84,033	4,502
KBR Inc.	261,075	4,350
Woodward Inc.	106,337	4,328
HEICO Corp. Class A	95,063	4,317
CLARCOR Inc.	90,323	4,307
* USG Corp.	157,797	4,201
CEB Inc.	60,510	4,135
* Esterline Technologies Corp.	55,826	4,013
Heartland Payment Systems Inc.	63,263	3,986
Silgan Holdings Inc.	76,501	3,981
* Clean Harbors Inc.	89,800	3,949
Crane Co.	84,069	3,918
Timken Co.	140,046	3,850
Valmont Industries Inc.	39,806	3,777
* Generac Holdings Inc.	125,165	3,766
Triumph Group Inc.	89,247	3,756
Littelfuse Inc.	41,028	3,740

	Convergys Corp.	160,984	3,720
*	WESCO International Inc.	79,988	3,717
^,* XPO Logistics Inc.		155,141	3,697
*	Louisiana-Pacific Corp.	258,301	3,678
	Belden Inc.	77,327	3,610
	Covanta Holding Corp.	205,687	3,589
*	Armstrong World Industries Inc.	75,144	3,587
	Kennametal Inc.	143,562	3,573
	GATX Corp.	79,445	3,507
*	Advisory Board Co.	76,774	3,496
*	Moog Inc. Class A	63,863	3,453
*	KLX Inc.	95,286	3,406
^,* Cimpress NV		44,511	3,388
	Terex Corp.	185,814	3,333
	Manitowoc Co. Inc.	221,756	3,326
*	OSI Systems Inc.	42,387	3,262
	Barnes Group Inc.	89,210	3,216
*	Sanmina Corp.	148,578	3,175
*	On Assignment Inc.	85,573	3,158
*	Masonite International Corp.	51,933	3,146
*	FTI Consulting Inc.	75,735	3,144
*	Imperva Inc.	47,967	3,141
^,* Knowles Corp.		168,557	3,107
^,* Ambarella Inc.		53,583	3,097
	Korn/Ferry International	93,183	3,082
	Mueller Industries Inc.	103,106	3,050
*	Greatbatch Inc.	53,961	3,044
	G&K Services Inc. Class A	45,618	3,039
	Aircastle Ltd.	147,229	3,034
	Matson Inc.	78,661	3,028
	UniFirst Corp.	27,710	2,960
*	Coherent Inc.	53,768	2,941
*	Anixter International Inc.	50,755	2,933
*	WageWorks Inc.	65,015	2,931
	Tetra Tech Inc.	119,884	2,914
	AZZ Inc.	59,345	2,890
	Apogee Enterprises Inc.	63,875	2,852
*	Proto Labs Inc.	42,520	2,849
	Simpson Manufacturing Co. Inc.	82,424	2,760
	Applied Industrial Technologies Inc.	71,969	2,746
	Watts Water Technologies Inc. Class A	51,337	2,712
^,* NeuStar Inc. Class A		99,564	2,709
	Mobile Mini Inc.	86,851	2,674
	Knight Transportation Inc.	111,125	2,667
	Joy Global Inc.	176,268	2,632
	ABM Industries Inc.	96,346	2,631
*	Huron Consulting Group Inc.	41,945	2,623
*	AMN Healthcare Services Inc.	86,132	2,585
*	RBC Bearings Inc.	43,012	2,569
^	Outerwall Inc.	44,998	2,562
*	Universal Display Corp.	75,024	2,543
*	Rexnord Corp.	147,546	2,505
*	DigitalGlobe Inc.	131,359	2,498
	Comfort Systems USA Inc.	91,174	2,485
	Vishay Intertechnology Inc.	255,953	2,480
*	Cardtronics Inc.	74,864	2,448
*	Headwaters Inc.	128,260	2,411

* Hub Group Inc. Class A	65,776	2,395
MSA Safety Inc.	59,576	2,381
Standex International Corp.	31,498	2,373
Essendant Inc.	73,028	2,368
* Swift Transportation Co.	157,142	2,360
* Plexus Corp.	60,989	2,353
* American Woodmark Corp.	36,113	2,343
* SPX FLOW Inc.	66,450	2,288
* TopBuild Corp.	73,500	2,276
* Itron Inc.	71,248	2,274
Exponent Inc.	50,529	2,252
* TASER International Inc.	101,246	2,230
Badger Meter Inc.	38,177	2,217
Methode Electronics Inc.	68,825	2,196
Heartland Express Inc.	109,977	2,193
ESCO Technologies Inc.	60,319	2,165
Albany International Corp.	74,752	2,139
AAON Inc.	109,939	2,131
EVERTEC Inc.	115,809	2,093
Franklin Electric Co. Inc.	75,632	2,059
Sturm Ruger & Co. Inc.	35,086	2,059
US Ecology Inc.	47,017	2,052
* Aerojet Rocketdyne Holdings Inc.	124,780	2,019
Forward Air Corp.	48,547	2,014
Granite Construction Inc.	67,078	1,990
* Builders FirstSource Inc.	154,562	1,960
Insperity Inc.	44,470	1,954
Mueller Water Products Inc. Class A	253,493	1,942
CTS Corp.	100,421	1,859
Werner Enterprises Inc.	73,332	1,841
* Atlas Air Worldwide Holdings Inc.	52,591	1,818
Universal Forest Products Inc.	31,324	1,807
* MasTec Inc.	113,537	1,797
Altra Industrial Motion Corp.	77,171	1,784
* ExamWorks Group Inc.	60,694	1,775
Greif Inc. Class A	55,467	1,770
* ExlService Holdings Inc.	47,482	1,754
Astec Industries Inc.	51,154	1,714
* Babcock & Wilcox Enterprises Inc.	101,093	1,698
Brady Corp. Class A	86,056	1,692
* Monster Worldwide Inc.	260,096	1,670
* FARO Technologies Inc.	47,100	1,648
EnPro Industries Inc.	41,595	1,629
Brink's Co.	60,288	1,628
Griffon Corp.	103,036	1,625
* CBIZ Inc.	162,816	1,599
Federal Signal Corp.	116,407	1,596
* Astronics Corp.	39,401	1,593
CIRCOR International Inc.	39,598	1,589
Quanex Building Products Corp.	85,754	1,558
Acacia Research Corp.	170,434	1,548
Greenbrier Cos. Inc.	47,971	1,540
* PHH Corp.	107,451	1,517
* Trex Co. Inc.	45,107	1,503
* Meritor Inc.	141,393	1,503
Alamo Group Inc.	31,702	1,482
* II-VI Inc.	90,420	1,454

ArcBest Corp.	56,287	1,451
* Veeco Instruments Inc.	69,764	1,431
Harsco Corp.	156,970	1,424
* Cross Country Healthcare Inc.	104,459	1,422
Otter Tail Corp.	54,057	1,409
AAR Corp.	73,727	1,399
* Rofin-Sinar Technologies Inc.	53,561	1,389
MTS Systems Corp.	22,874	1,375
* Boise Cascade Co.	54,031	1,363
TeleTech Holdings Inc.	50,076	1,342
* Wesco Aircraft Holdings Inc.	109,659	1,338
Ennis Inc.	76,648	1,331
* Rogers Corp.	24,848	1,321
Kaman Corp.	36,764	1,318
Tennant Co.	23,364	1,313
Materion Corp.	43,545	1,307
* Sykes Enterprises Inc.	51,044	1,302
* TriMas Corp.	79,355	1,297
Cubic Corp.	30,496	1,279
AVX Corp.	97,640	1,278
Barrett Business Services Inc.	29,694	1,275
* Benchmark Electronics Inc.	58,579	1,275
* Aegion Corp. Class A	75,694	1,247
* Navistar International Corp.	97,420	1,239
Raven Industries Inc.	71,348	1,209
General Cable Corp.	100,939	1,201
* DHI Group Inc.	163,340	1,194
Multi-Color Corp.	15,587	1,192
* TrueBlue Inc.	52,132	1,171
Celadon Group Inc.	73,056	1,170
Argan Inc.	33,535	1,163
* Smith & Wesson Holding Corp.	68,259	1,152
John Bean Technologies Corp.	29,902	1,144
Heidrick & Struggles International Inc.	58,367	1,135
Myers Industries Inc.	83,524	1,119
Marten Transport Ltd.	69,124	1,118
Actuant Corp. Class A	60,741	1,117
Lindsay Corp.	16,299	1,105
* Inovalon Holdings Inc. Class A	52,186	1,087
* Air Transport Services Group Inc.	122,354	1,046
* US Concrete Inc.	21,820	1,043
H&E Equipment Services Inc.	61,062	1,021
* Navigant Consulting Inc.	63,647	1,013
^ American Railcar Industries Inc.	27,992	1,012
Checkpoint Systems Inc.	137,714	998
* ARC Document Solutions Inc.	167,539	997
Kforce Inc.	37,720	991
* EnerNOC Inc.	122,864	971
* PGT Inc.	78,865	968
* CRA International Inc.	44,811	967
Kadant Inc.	24,738	965
* TriNet Group Inc.	56,563	950
* Saia Inc.	30,544	945
Advanced Drainage Systems Inc.	32,627	944
Daktronics Inc.	108,468	940
McGrath RentCorp	33,664	898
* TransUnion	35,648	895

* LifeLock Inc.	102,203	895
* Fabrinet	48,405	887
* Summit Materials Inc. Class A	47,232	887
* Bazaarvoice Inc.	196,332	885
* Franklin Covey Co.	54,884	881
TimkenSteel Corp.	86,917	880
TAL International Group Inc.	62,890	860
* Covenant Transportation Group Inc. Class A	47,075	846
* Tutor Perini Corp.	51,317	845
* Ducommun Inc.	41,825	839
* Continental Building Products Inc.	40,510	832
ManTech International Corp. Class A	31,995	822
Primoris Services Corp.	44,917	804
NN Inc.	43,416	803
Gorman-Rupp Co.	33,255	797
* Lydall Inc.	27,960	797
SPX Corp.	66,450	792
Resources Connection Inc.	52,079	785
Park-Ohio Holdings Corp.	26,999	779
* Everi Holdings Inc.	151,155	775
* Era Group Inc.	51,662	773
Black Box Corp.	52,300	771
* Lionbridge Technologies Inc.	153,882	760
Information Services Group Inc.	194,242	759
* Wabash National Corp.	71,596	758
* UTi Worldwide Inc.	163,910	752
American Science & Engineering Inc.	21,149	752
Cass Information Systems Inc.	14,946	734
* Gibraltar Industries Inc.	39,034	716
* Patrick Industries Inc.	18,060	713
Encore Wire Corp.	21,756	711
Columbus McKinnon Corp.	39,135	711
Powell Industries Inc.	23,497	707
* Engility Holdings Inc.	27,290	704
* Team Inc.	21,676	696
Insteel Industries Inc.	42,464	683
* M/A-COM Technology Solutions Holdings Inc.	23,235	674
* PAM Transportation Services Inc.	20,094	664
* GP Strategies Corp.	29,017	662
Sun Hydraulics Corp.	22,809	627
* Landec Corp.	53,668	626
* Accuride Corp.	223,172	618
* Newport Corp.	44,105	606
Schnitzer Steel Industries Inc.	44,690	605
* RPX Corp.	44,071	605
* Nortek Inc.	9,519	603
* Thermon Group Holdings Inc.	28,950	595
* Furmanite Corp.	94,679	576
* Aerovironment Inc.	27,528	552
CECO Environmental Corp.	67,136	550
* DXP Enterprises Inc.	20,052	547
* Rentrak Corp.	10,114	547
Hyster-Yale Materials Handling Inc.	9,387	543
Dynamic Materials Corp.	56,104	535
* ICF International Inc.	17,547	533
Landauer Inc.	14,199	525
^ Textainer Group Holdings Ltd.	30,785	508

*	Roadrunner Transportation Systems Inc.	27,181	500
*	Cenveo Inc.	262,017	493
*	Adept Technology Inc.	37,310	484
	Miller Industries Inc.	24,364	476
*	TTM Technologies Inc.	76,402	476
	Kelly Services Inc. Class A	31,582	447
*	PowerSecure International Inc.	38,435	443
	ModusLink Global Solutions Inc.	153,608	439
	Park Electrochemical Corp.	24,221	426
	Bel Fuse Inc. Class B	21,864	425
*	Lawson Products Inc.	19,589	424
	Viad Corp.	14,537	421
*	NCI Building Systems Inc.	39,568	418
*	Kimball Electronics Inc.	34,648	413
*	Casella Waste Systems Inc. Class A	70,808	411
	Crawford & Co. Class A	73,052	408
	CDI Corp.	46,883	401
*	Echo Global Logistics Inc.	20,381	399
	NACCO Industries Inc. Class A	8,389	399
*	Multi-Fineline Electronix Inc.	23,168	387
*	Great Lakes Dredge & Dock Corp.	76,493	386
	Electro Rent Corp.	36,293	377
	United States Lime & Minerals Inc.	8,186	374
*	MYR Group Inc.	13,959	366
	Graham Corp.	20,640	364
*	Ply Gem Holdings Inc.	31,039	363
*	Paylocity Holding Corp.	12,030	361
	Crawford & Co. Class B	63,879	358
	Quad/Graphics Inc.	29,269	354
	Houston Wire & Cable Co.	54,511	346
	LSI Industries Inc.	40,082	338
*	Ameresco Inc. Class A	57,389	337
^,* Maxwell Technologies Inc.		61,076	331
*	YRC Worldwide Inc.	24,854	330
*	AEP Industries Inc.	5,711	327
	NVE Corp.	6,690	325
	HEICO Corp.	6,637	324
	Mesa Laboratories Inc.	2,907	324
	Electro Scientific Industries Inc.	69,591	323
	Eastern Co.	19,602	318
*	CAI International Inc.	30,972	312
^,* ClearSign Combustion Corp.		46,906	290
	Hardinge Inc.	31,532	289
*	Kratos Defense & Security Solutions Inc.	68,262	288
*	CUI Global Inc.	55,345	286
*	Vicor Corp.	27,927	285
*	Commercial Vehicle Group Inc.	69,313	279
*	Horizon Global Corp.	31,564	278
*	Layne Christensen Co.	42,527	276
*	Vishay Precision Group Inc.	22,868	265
^,* AM Castle & Co.		115,751	257
^,* Capstone Turbine Corp.		717,908	244
*	Heritage-Crystal Clean Inc.	23,489	241
*	GSI Group Inc.	18,624	237
*	InnerWorkings Inc.	37,219	233
	Spartan Motors Inc.	54,514	225
*	ServiceSource International Inc.	54,970	220

*	Northwest Pipe Co.	16,293	213
	Allied Motion Technologies Inc.	11,539	205
	LB Foster Co. Class A	16,644	204
*	Control4 Corp.	24,960	204
*	TRC Cos. Inc.	17,053	202
*	Active Power Inc.	122,510	200
*	Orion Marine Group Inc.	33,320	199
*	Ballantyne Strong Inc.	42,291	199
*	Kemet Corp.	108,012	199
*	Energy Recovery Inc.	91,692	196
*	BlueLinx Holdings Inc.	278,526	195
	Hurco Cos. Inc.	7,342	193
*	Installed Building Products Inc.	7,600	192
*	Milacron Holdings Corp.	10,582	186
*	CyberOptics Corp.	25,135	159
*	American Superconductor Corp.	36,159	157
*	Echelon Corp.	249,529	150
	Universal Technical Institute Inc.	40,610	143
*	Intevac Inc.	30,977	142
*	USA Truck Inc.	8,258	142
^	Eagle Bulk Shipping Inc.	22,911	136
*	Fuel Tech Inc.	71,059	136
*	UFP Technologies Inc.	5,749	131
*	Mistras Group Inc.	9,970	128
*	Radiant Logistics Inc.	28,000	125
*	Arotech Corp.	92,751	123
*	PRGX Global Inc.	32,040	121
*	Hudson Global Inc.	48,253	120
*	Xerium Technologies Inc.	8,965	116
*	Sterling Construction Co. Inc.	27,200	112
*	Willis Lease Finance Corp.	6,584	107
*	Goldfield Corp.	63,860	107
*	Sparton Corp.	4,933	106
^,* MicroVision Inc.		32,105	102
	National Research Corp. Class B	3,096	102
*	CTPartners Executive Search Inc.	74,003	101
*	API Technologies Corp.	45,257	98
	Global Brass & Copper Holdings Inc.	4,756	98
*	LMI Aerospace Inc.	9,475	97
	FreightCar America Inc.	5,522	95
*	Planar Systems Inc.	16,117	93
*	Innovative Solutions & Support Inc.	31,038	84
*	Hill International Inc.	24,339	80
*	Stock Building Supply Holdings Inc.	4,300	76
	International Shipholding Corp.	19,624	75
*	Higher One Holdings Inc.	37,954	75
	AMCON Distributing Co.	900	72
*	Frequency Electronics Inc.	6,878	71
	Douglas Dynamics Inc.	3,473	69
^,* Nuverra Environmental Solutions Inc.		50,159	68
*	Evolent Health Inc. Class A	4,083	65
*	Broadwind Energy Inc.	31,113	64
*	Press Ganey Holdings Inc.	2,114	63
*	Perma-Fix Environmental Services	15,311	62
^,* ExOne Co.		8,979	60
	VSE Corp.	1,475	59
*	SL Industries Inc.	1,698	58

	Supreme Industries Inc. Class A	6,861	57
*	Ultralife Corp.	9,678	57
	Global Power Equipment Group Inc.	14,735	54
*	StarTek Inc.	15,981	54
*	IEC Electronics Corp.	13,361	52
*	Mattersight Corp.	6,659	51
*	Key Technology Inc.	3,973	48
	Richardson Electronics Ltd.	7,894	46
*	Air T Inc.	2,500	44
	Twin Disc Inc.	3,509	44
*	American Electric Technologies Inc.	16,080	43
^,* Synthesis Energy Systems Inc.		43,351	42
*	Power Solutions International Inc.	1,862	42
*	Asure Software Inc.	7,363	42
^,* Lightbridge Corp.		45,232	38
^,* Odyssey Marine Exploration Inc.		99,418	36
*	UQM Technologies Inc.	52,587	33
^,* Revolution Lighting Technologies Inc.		33,852	32
*	Turtle Beach Corp.	11,768	29
*	MINDBODY Inc. Class A	1,814	28
*	Transcat Inc.	2,800	27
*	Onvia Inc.	6,351	26
*	Yodlee Inc.	1,514	24
	Bel Fuse Inc. Class A	1,477	24
*	Orion Energy Systems Inc.	13,216	24
	Omega Flex Inc.	666	22
*	AeroCentury Corp.	2,175	22
*	Research Frontiers Inc.	4,224	21
*	Erickson Inc.	6,609	21
	National Research Corp. Class A	1,642	20
	Sypris Solutions Inc.	15,958	19
*	Cartesian Inc.	7,826	19
*	Patriot Transportation Holding Inc.	794	19
*	Industrial Services of America Inc.	5,080	18
*	Hudson Technologies Inc.	5,527	16
	Lincoln Educational Services Corp.	30,118	15
*	Rand Logistics Inc.	6,796	15
*	Rubicon Technology Inc.	13,744	14
*	Gencor Industries Inc.	1,450	13
	Greif Inc. Class B	318	12
*	Document Security Systems Inc.	59,933	10
*	Sharps Compliance Corp.	1,172	10
*	Swisher Hygiene Inc.	7,873	10
	Art's-Way Manufacturing Co. Inc.	2,553	9
*	Essex Rental Corp.	19,739	7
*	Breeze-Eastern Corp.	401	6
	Universal Truckload Services Inc.	360	6
*	American DG Energy Inc.	15,120	5
	Ecology and Environment Inc.	450	5
*	Wireless Telecom Group Inc.	1,403	2
*	Integrated Electrical Services Inc.	246	2
			4,651,622
Oil & Gas (6.3%)
	Exxon Mobil Corp.	7,547,554	561,161
	Chevron Corp.	3,406,057	268,670
	Schlumberger Ltd.	2,292,048	158,083
	ConocoPhillips	2,232,645	107,078

Kinder Morgan Inc.	3,372,346	93,347
Occidental Petroleum Corp.	1,386,658	91,727
Phillips 66	977,601	75,119
EOG Resources Inc.	994,107	72,371
Anadarko Petroleum Corp.	919,601	55,535
Valero Energy Corp.	899,493	54,060
Halliburton Co.	1,469,757	51,956
Marathon Petroleum Corp.	980,514	45,427
Williams Cos. Inc.	1,221,299	45,005
Baker Hughes Inc.	789,036	41,061
Pioneer Natural Resources Co.	270,310	32,880
Spectra Energy Corp.	1,215,254	31,925
Apache Corp.	684,241	26,795
National Oilwell Varco Inc.	700,004	26,355
Devon Energy Corp.	706,773	26,214
Noble Energy Inc.	774,827	23,384
Hess Corp.	441,464	22,100
Tesoro Corp.	227,189	22,092
* Concho Resources Inc.	217,829	21,413
* Cameron International Corp.	346,758	21,263
* Cheniere Energy Inc.	406,582	19,638
Marathon Oil Corp.	1,225,804	18,877
EQT Corp.	275,728	17,859
Cimarex Energy Co.	171,056	17,530
HollyFrontier Corp.	351,470	17,166
Cabot Oil & Gas Corp.	748,563	16,364
* FMC Technologies Inc.	416,768	12,920
* Weatherford International plc	1,262,211	10,704
Columbia Pipeline Group Inc.	574,555	10,509
OGE Energy Corp.	361,231	9,883
* Newfield Exploration Co.	294,813	9,699
Range Resources Corp.	291,048	9,348
* Southwestern Energy Co.	695,949	8,832
Helmerich & Payne Inc.	185,215	8,753
^ Transocean Ltd.	658,080	8,502
Core Laboratories NV	80,334	8,017
^ Chesapeake Energy Corp.	1,084,162	7,947
* Diamondback Energy Inc.	119,867	7,743
Murphy Oil Corp.	305,285	7,388
Energen Corp.	142,545	7,107
Oceaneering International Inc.	178,392	7,007
Ensco plc Class A	426,183	6,001
* First Solar Inc.	136,817	5,849
* Gulfport Energy Corp.	195,461	5,801
Western Refining Inc.	129,623	5,719
* Whiting Petroleum Corp.	369,301	5,639
Nabors Industries Ltd.	567,735	5,365
Targa Resources Corp.	96,370	4,965
* Continental Resources Inc.	168,810	4,890
Noble Corp. plc	437,725	4,776
* Cobalt International Energy Inc.	637,213	4,511
PBF Energy Inc. Class A	155,765	4,397
* Dril-Quip Inc.	70,374	4,097
QEP Resources Inc.	319,948	4,009
SM Energy Co.	122,997	3,941
* PDC Energy Inc.	72,444	3,840
Rowan Cos. plc Class A	225,754	3,646

	SemGroup Corp. Class A	80,613	3,486
	Superior Energy Services Inc.	272,519	3,442
	Patterson-UTI Energy Inc.	251,965	3,311
*	WPX Energy Inc.	498,180	3,298
*	Memorial Resource Development Corp.	183,732	3,230
^,* NOW Inc.		184,435	2,730
*	Matador Resources Co.	130,656	2,710
*	Carrizo Oil & Gas Inc.	87,915	2,685
^,* Antero Resources Corp.		125,396	2,653
*	Oil States International Inc.	97,770	2,555
	Delek US Holdings Inc.	87,662	2,428
*	Rice Energy Inc.	142,855	2,309
*	SEACOR Holdings Inc.	38,008	2,273
	Exterran Holdings Inc.	125,003	2,250
^,* Flotek Industries Inc.		132,766	2,217
*	Oasis Petroleum Inc.	250,472	2,174
*	MRC Global Inc.	183,318	2,044
^	Diamond Offshore Drilling Inc.	117,592	2,034
^,* Laredo Petroleum Inc.		215,570	2,033
*	SunPower Corp. Class A	100,957	2,023
*	McDermott International Inc.	438,088	1,884
	Alon USA Energy Inc.	102,136	1,846
*	Parsley Energy Inc. Class A	117,732	1,774
^,* Ultra Petroleum Corp.		275,628	1,761
	Atwood Oceanics Inc.	116,682	1,728
	Green Plains Inc.	86,047	1,674
	Bristow Group Inc.	63,225	1,654
	Denbury Resources Inc.	676,160	1,650
*	Matrix Service Co.	68,370	1,536
	California Resources Corp.	583,246	1,516
*	RSP Permian Inc.	70,510	1,428
*	Forum Energy Technologies Inc.	116,484	1,422
	CVR Energy Inc.	33,673	1,382
	Pattern Energy Group Inc. Class A	71,774	1,370
^	Tidewater Inc.	92,529	1,216
*	Callon Petroleum Co.	163,004	1,188
*	Chart Industries Inc.	55,989	1,076
*	Unit Corp.	94,355	1,062
*	Green Brick Partners Inc.	96,984	1,050
*	Clayton Williams Energy Inc.	24,883	966
*	Synergy Resources Corp.	96,868	949
*	Newpark Resources Inc.	171,371	877
*	Helix Energy Solutions Group Inc.	181,045	867
	RPC Inc.	97,143	860
*	Hornbeck Offshore Services Inc.	61,833	837
*	TETRA Technologies Inc.	125,062	739
	CARBO Ceramics Inc.	38,208	726
^,* Northern Oil and Gas Inc.		150,013	663
^,* Sanchez Energy Corp.		101,106	622
	Adams Resources & Energy Inc.	14,172	581
*	Bill Barrett Corp.	170,611	563
*	Parker Drilling Co.	210,321	553
*	Abraxas Petroleum Corp.	418,510	536
*	Geospace Technologies Corp.	36,416	503
*	Stone Energy Corp.	97,326	483
^,* FuelCell Energy Inc.		569,619	419
^,* Basic Energy Services Inc.		108,705	359

^,* Plug Power Inc.		195,937	359
^,* Amyris Inc.		176,635	355
*	Natural Gas Services Group Inc.	17,710	342
*	Enphase Energy Inc.	90,916	336
*	VAALCO Energy Inc.	194,357	330
*	Bonanza Creek Energy Inc.	80,913	329
	Gulf Island Fabrication Inc.	30,939	326
*	REX American Resources Corp.	6,032	305
*	Approach Resources Inc.	158,908	297
*	C&J Energy Services Ltd.	83,957	296
	Gulfmark Offshore Inc.	45,754	280
	Dawson Geophysical Co.	66,933	255
*	Trecora Resources	20,083	249
*	Contango Oil & Gas Co.	32,207	245
*	PHI Inc.	12,507	236
^,* SandRidge Energy Inc.		865,611	234
^,* Halcon Resources Corp.		435,875	231
^	Comstock Resources Inc.	117,122	224
	Evolution Petroleum Corp.	38,997	216
*	Pioneer Energy Services Corp.	89,756	188
^	Energy XXI Ltd.	177,705	187
	Tesco Corp.	24,985	178
*	Gastar Exploration Inc.	154,979	178
^,* EXCO Resources Inc.		218,757	164
^	W&T Offshore Inc.	54,286	163
*	EP Energy Corp. Class A	31,188	161
*	Renewable Energy Group Inc.	17,703	147
*	Mitcham Industries Inc.	38,767	147
*	Key Energy Services Inc.	304,733	143
^,* Rex Energy Corp.		67,774	140
*	PetroQuest Energy Inc.	110,845	130
*	FX Energy Inc.	131,548	125
*	Magnum Hunter Resources Corp.	367,076	125
^,* Solazyme Inc.		46,451	121
*	Triangle Petroleum Corp.	78,682	112
*	Seventy Seven Energy Inc.	79,544	110
*	Harvest Natural Resources Inc.	75,749	105
^,* Midstates Petroleum Co. Inc.		16,260	100
*	Par Petroleum Corp.	4,419	92
	Panhandle Oil and Gas Inc. Class A	5,220	84
*	ION Geophysical Corp.	207,366	81
^,* Goodrich Petroleum Corp.		132,057	77
*	Willbros Group Inc.	59,038	74
*	Eclipse Resources Corp.	36,531	71
*	Penn Virginia Corp.	118,637	63
*	US Energy Corp. Wyoming	94,693	50
^,* Emerald Oil Inc.		25,870	47
	Paragon Offshore plc	184,679	44
*	Civeo Corp.	25,205	37
^,* Swift Energy Co.		96,996	36
*	Warren Resources Inc.	67,043	33
*	Resolute Energy Corp.	76,360	30
^,* Gevo Inc.		16,350	28
*	Forbes Energy Services Ltd.	50,054	28
^,* MagneGas Corp.		17,025	17
*	GreenHunter Resources Inc.	33,926	10
^,* Ascent Solar Technologies Inc.		26,187	5

*	Isramco Inc.	15	1
*	FieldPoint Petroleum Corp.	1,114	1
*	PrimeEnergy Corp.	10	1
*	ZaZa Energy Corp.	1,895	1
*	Lilis Energy Inc.	385	—
			2,395,545
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	134,187	338
*	Furiex Pharmaceuticals Inc. CVR	16,618	162
*	Adolor Corp. Rights Exp. 07/01/2019	126,930	66
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	288,407	32
*	Ambit Biosciences Corp. CVR Rights	29,736	18
*	Cubist Pharmaceuticals, Inc. CVR	16,200	2
*	Durata Therapeutics Inc CVR Expire 12/31/2018	800	1
*	Clinical Data Contingent Value Rights	29,879	—
*	Gerber Scientific Inc. CVR	53,384	—
^,* Biosante Pharmaceutical Inc CVR		156,953	—
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	23,285	—
*	Allen Organ Co. Escrow Shares	283	—
			619
Technology (15.9%)
	Apple Inc.	10,322,044	1,138,521
	Microsoft Corp.	13,028,895	576,659
*	Facebook Inc. Class A	3,885,725	349,327
*	Google Inc. Class A	524,704	334,955
*	Google Inc. Class C	529,141	321,940
	Intel Corp.	8,604,829	259,350
	Cisco Systems Inc.	9,205,547	241,646
	International Business Machines Corp.	1,595,704	231,329
	Oracle Corp.	5,886,369	212,616
	QUALCOMM Inc.	2,843,932	152,804
	Texas Instruments Inc.	1,857,796	91,998
	EMC Corp.	3,505,852	84,701
	Hewlett-Packard Co.	3,281,079	84,028
*	salesforce.com inc	1,134,971	78,801
*	Adobe Systems Inc.	858,016	70,546
*	Cognizant Technology Solutions Corp. Class A	1,103,284	69,077
	Avago Technologies Ltd. Class A	446,653	55,836
	Broadcom Corp. Class A	1,011,848	52,039
*	Yahoo! Inc.	1,533,632	44,337
	Intuit Inc.	474,045	42,071
	Corning Inc.	2,218,087	37,974
*	Cerner Corp.	562,145	33,706
	Analog Devices Inc.	567,844	32,032
	Applied Materials Inc.	2,172,296	31,911
	Western Digital Corp.	395,978	31,456
*	Micron Technology Inc.	1,961,103	29,377
	Skyworks Solutions Inc.	345,237	29,072
*	Twitter Inc.	1,040,505	28,031
	Altera Corp.	548,213	27,455
	Seagate Technology plc	546,739	24,494
	Symantec Corp.	1,238,451	24,113
*	Red Hat Inc.	332,131	23,874
*	Palo Alto Networks Inc.	136,214	23,429
	Motorola Solutions Inc.	340,382	23,275
	NVIDIA Corp.	926,909	22,848

* Akamai Technologies Inc.	306,918	21,196
SanDisk Corp.	375,218	20,386
Xilinx Inc.	467,957	19,841
* Citrix Systems Inc.	276,389	19,148
Lam Research Corp.	286,230	18,699
* ServiceNow Inc.	268,481	18,646
* Autodesk Inc.	411,885	18,181
Linear Technology Corp.	433,517	17,492
Juniper Networks Inc.	676,994	17,406
Maxim Integrated Products Inc.	514,167	17,173
NetApp Inc.	562,680	16,655
Harris Corp.	223,583	16,355
Microchip Technology Inc.	362,803	15,633
Computer Sciences Corp.	254,566	15,625
CA Inc.	559,270	15,268
* F5 Networks Inc.	129,860	15,038
KLA-Tencor Corp.	288,690	14,435
* ANSYS Inc.	163,243	14,388
CDK Global Inc.	289,836	13,848
* Workday Inc. Class A	195,548	13,465
* Synopsys Inc.	282,354	13,039
* VeriSign Inc.	174,437	12,308
* Qorvo Inc.	270,495	12,186
* Gartner Inc.	142,726	11,979
* Splunk Inc.	215,947	11,953
* VMware Inc. Class A	145,364	11,453
* Fortinet Inc.	263,333	11,186
* Cadence Design Systems Inc.	528,315	10,926
SS&C Technologies Holdings Inc.	148,856	10,426
CDW Corp.	245,615	10,036
* athenahealth Inc.	69,926	9,325
IAC/InterActiveCorp	139,734	9,120
* Ultimate Software Group Inc.	49,196	8,807
* Tyler Technologies Inc.	58,190	8,688
* Manhattan Associates Inc.	133,295	8,304
* FireEye Inc.	259,407	8,254
Brocade Communications Systems Inc.	761,752	7,907
Garmin Ltd.	207,571	7,448
* Teradata Corp.	256,435	7,426
* Nuance Communications Inc.	453,544	7,425
* Tableau Software Inc. Class A	92,815	7,405
* ON Semiconductor Corp.	775,404	7,289
Pitney Bowes Inc.	365,550	7,256
* Freescale Semiconductor Ltd.	196,751	7,197
Teradyne Inc.	387,620	6,981
Ingram Micro Inc.	254,413	6,930
* IMS Health Holdings Inc.	237,181	6,902
Marvell Technology Group Ltd.	749,017	6,779
* CommScope Holding Co. Inc.	223,391	6,708
* Guidewire Software Inc.	127,566	6,707
* NCR Corp.	291,975	6,642
* PTC Inc.	207,759	6,594
Solera Holdings Inc.	121,413	6,556
DST Systems Inc.	59,661	6,273
* ARRIS Group Inc.	238,668	6,198
* Qlik Technologies Inc.	166,913	6,084
* Dealertrack Technologies Inc.	95,043	6,003

	j2 Global Inc.	83,280	5,900
*	Cavium Inc.	95,669	5,871
*	Aspen Technology Inc.	154,494	5,857
	Atmel Corp.	717,301	5,789
*	EPAM Systems Inc.	76,347	5,689
*	Microsemi Corp.	172,217	5,652
	Leidos Holdings Inc.	134,641	5,562
*	NetScout Systems Inc.	157,033	5,554
*	Synaptics Inc.	66,708	5,501
*	VeriFone Systems Inc.	196,541	5,450
*	Integrated Device Technology Inc.	268,362	5,448
*	Rackspace Hosting Inc.	219,648	5,421
*	NetSuite Inc.	64,249	5,390
	Mentor Graphics Corp.	210,116	5,175
*	ViaSat Inc.	78,204	5,028
	Cypress Semiconductor Corp.	575,611	4,904
*	Ciena Corp.	232,341	4,814
*	Verint Systems Inc.	110,886	4,785
^,* Cree Inc.		197,456	4,784
	Blackbaud Inc.	84,866	4,763
	Fair Isaac Corp.	56,150	4,745
*	Infinera Corp.	237,035	4,636
*	SolarWinds Inc.	117,510	4,611
	SYNNEX Corp.	53,787	4,575
*	ACI Worldwide Inc.	212,946	4,497
*	Tech Data Corp.	63,010	4,316
*	Allscripts Healthcare Solutions Inc.	342,022	4,241
*	Dycom Industries Inc.	58,446	4,229
*	Proofpoint Inc.	68,748	4,147
^,* Arista Networks Inc.		67,149	4,109
*	Medidata Solutions Inc.	95,081	4,004
*	SunEdison Inc.	541,764	3,890
*	Electronics For Imaging Inc.	85,483	3,700
*	Fleetmatics Group plc	75,091	3,686
*	Cirrus Logic Inc.	114,782	3,617
	Plantronics Inc.	70,515	3,586
*	EchoStar Corp. Class A	81,045	3,487
*	Ellie Mae Inc.	50,815	3,383
*	Entegris Inc.	253,789	3,347
*	MicroStrategy Inc. Class A	16,913	3,323
	InterDigital Inc.	65,364	3,307
	Monolithic Power Systems Inc.	64,477	3,301
	MKS Instruments Inc.	96,659	3,241
*	CACI International Inc. Class A	43,617	3,226
	Lexmark International Inc. Class A	110,932	3,215
*	Demandware Inc.	61,318	3,169
	Diebold Inc.	105,638	3,145
	Tessera Technologies Inc.	93,921	3,044
*	Progress Software Corp.	117,056	3,024
*	Syntel Inc.	66,716	3,023
*	Fairchild Semiconductor International Inc. Class A	209,391	2,940
	Intersil Corp. Class A	250,253	2,928
*	LogMeIn Inc.	42,739	2,913
*	Cornerstone OnDemand Inc.	87,903	2,901
*	Silicon Laboratories Inc.	69,602	2,891
	Science Applications International Corp.	70,851	2,849
*	OmniVision Technologies Inc.	107,921	2,834

*	Veeva Systems Inc. Class A	116,979	2,738
*	Advanced Energy Industries Inc.	101,075	2,658
*	Polycom Inc.	253,639	2,658
*	CommVault Systems Inc.	76,916	2,612
*	Rambus Inc.	219,090	2,585
	CSG Systems International Inc.	81,185	2,501
*	Insight Enterprises Inc.	96,359	2,491
*	PMC-Sierra Inc.	360,549	2,441
	NIC Inc.	135,518	2,400
	Cogent Communications Holdings Inc.	88,259	2,397
*	Bottomline Technologies de Inc.	95,747	2,395
*	Callidus Software Inc.	140,074	2,380
*	BroadSoft Inc.	78,352	2,347
*	MedAssets Inc.	115,939	2,326
^,* 3D Systems Corp.		201,222	2,324
*	Viavi Solutions Inc.	421,063	2,261
	Power Integrations Inc.	53,102	2,239
*	NETGEAR Inc.	72,575	2,117
*	SPS Commerce Inc.	30,874	2,096
*	Finisar Corp.	188,237	2,095
*	Cabot Microelectronics Corp.	52,961	2,052
*	Infoblox Inc.	128,371	2,051
^,* Advanced Micro Devices Inc.		1,189,302	2,046
*	Premier Inc. Class A	56,392	1,938
*	Semtech Corp.	127,980	1,932
*	Diodes Inc.	90,112	1,926
*	Rovi Corp.	180,143	1,890
	Inteliquent Inc.	84,531	1,888
*	Web.com Group Inc.	88,934	1,875
^	Ubiquiti Networks Inc.	55,294	1,874
^	Ebix Inc.	74,797	1,867
*	Cray Inc.	93,877	1,860
	Brooks Automation Inc.	154,367	1,808
*	Envestnet Inc.	59,421	1,781
	Integrated Silicon Solution Inc.	81,129	1,743
*	Virtusa Corp.	33,803	1,734
*	QLogic Corp.	168,893	1,731
*	Blucora Inc.	125,159	1,723
*	ScanSource Inc.	47,541	1,686
	Pegasystems Inc.	68,046	1,675
*	Synchronoss Technologies Inc.	48,754	1,599
*	Dot Hill Systems Corp.	163,500	1,591
*	Xura Inc.	70,252	1,572
*	CalAmp Corp.	96,411	1,551
*	PROS Holdings Inc.	70,039	1,551
*	Ixia	106,069	1,537
	ADTRAN Inc.	104,048	1,519
*	Zendesk Inc.	75,839	1,495
	West Corp.	66,296	1,485
	Computer Programs & Systems Inc.	35,023	1,476
*	Lumentum Holdings Inc.	84,212	1,427
*	Paycom Software Inc.	39,664	1,424
*	Gogo Inc.	90,863	1,388
*	Nimble Storage Inc.	56,485	1,362
*	Applied Micro Circuits Corp.	254,978	1,354
*	Gigamon Inc.	67,585	1,352
	Epiq Systems Inc.	104,427	1,349

*	CEVA Inc.	71,431	1,326
	Hackett Group Inc.	95,387	1,312
*	Super Micro Computer Inc.	47,893	1,306
*	Kulicke & Soffa Industries Inc.	141,712	1,301
*	Intra-Cellular Therapies Inc. Class A	32,325	1,294
*	InvenSense Inc.	136,884	1,272
*	Amkor Technology Inc.	278,064	1,249
*	Harmonic Inc.	214,815	1,246
*	FormFactor Inc.	180,632	1,225
^,* Endurance International Group Holdings Inc.		90,675	1,211
*	Axcelis Technologies Inc.	438,959	1,172
*	Actua Corp.	97,793	1,150
*	Interactive Intelligence Group Inc.	37,378	1,111
*	Marketo Inc.	38,945	1,107
*	Premiere Global Services Inc.	79,740	1,096
*	Lattice Semiconductor Corp.	283,991	1,093
*	Intralinks Holdings Inc.	131,630	1,091
*	HubSpot Inc.	23,517	1,090
	Monotype Imaging Holdings Inc.	49,812	1,087
	Alliance Fiber Optic Products Inc.	63,554	1,086
	American Software Inc. Class A	115,198	1,085
*	Carbonite Inc.	94,884	1,056
*	Ruckus Wireless Inc.	86,877	1,032
*	RealPage Inc.	61,051	1,015
*	Loral Space & Communications Inc.	20,518	966
*	Internap Corp.	157,326	964
*	2U Inc.	26,839	964
	Quality Systems Inc.	73,463	917
*	Qualys Inc.	31,989	910
*	Merge Healthcare Inc.	127,937	908
*	Digi International Inc.	75,909	895
*	Ciber Inc.	268,615	854
*	GoDaddy Inc. Class A	33,864	854
	Forrester Research Inc.	27,092	852
*	Cvent Inc.	24,835	836
*	Calix Inc.	103,980	810
*	RingCentral Inc. Class A	44,223	803
	Comtech Telecommunications Corp.	38,207	787
*	Unisys Corp.	65,214	776
*	VOXX International Corp. Class A	102,600	761
*	Inphi Corp.	31,646	761
	Cohu Inc.	76,738	757
*	Agilysys Inc.	67,182	747
*	EMCORE Corp.	107,928	734
	Concurrent Computer Corp.	153,819	728
*	Shutterstock Inc.	22,787	689
	IXYS Corp.	60,446	675
*	Perficient Inc.	42,833	661
*	Immersion Corp.	57,685	648
*	Mercury Systems Inc.	40,523	645
*	LivePerson Inc.	84,947	642
*	MaxLinear Inc.	51,079	635
^,* VASCO Data Security International Inc.		35,563	606
*	Benefitfocus Inc.	19,346	605
*	Extreme Networks Inc.	171,913	578
*	Limelight Networks Inc.	288,017	550
*	Guidance Software Inc.	90,745	546

*	AXT Inc.	282,829	543
*	Brightcove Inc.	107,619	529
*	Exar Corp.	86,740	516
*	Ultratech Inc.	30,501	489
*	Xcerra Corp.	75,822	476
*	Alpha & Omega Semiconductor Ltd.	59,224	461
*	RigNet Inc.	17,200	439
*	Textura Corp.	16,800	434
*	DSP Group Inc.	47,478	433
*	ChannelAdvisor Corp.	43,142	429
*	Sonus Networks Inc.	73,971	423
*	Vectrus Inc.	19,009	419
*	Jive Software Inc.	88,234	412
*	iPass Inc.	390,816	379
*	Tangoe Inc.	52,208	376
*	New Relic Inc.	9,475	361
*	Photronics Inc.	39,814	361
*	ePlus Inc.	4,549	360
*	KVH Industries Inc.	35,175	352
*	SunEdison Semiconductor Ltd.	33,100	349
*	Aviat Networks Inc.	327,967	341
*	Edgewater Technology Inc.	46,566	341
*	Kopin Corp.	105,030	330
*	FalconStor Software Inc.	164,416	327
	Computer Task Group Inc.	51,182	317
*	Amtech Systems Inc.	72,023	310
*	Q2 Holdings Inc.	12,253	303
*	Aware Inc.	87,446	293
*	Rightside Group Ltd.	36,922	283
*	ShoreTel Inc.	37,147	277
*	Digimarc Corp.	9,021	276
*	Cascade Microtech Inc.	19,393	274
^,* VirnetX Holding Corp.		75,553	269
	PC Connection Inc.	12,726	264
*	Silicon Graphics International Corp.	61,749	243
	Pericom Semiconductor Corp.	13,248	242
*	Unwired Planet Inc.	313,393	227
*	Sigma Designs Inc.	32,557	224
	QAD Inc. Class A	8,758	224
*	Icad Inc.	64,632	220
*	Datalink Corp.	35,769	214
*	SciQuest Inc.	21,225	212
*	Imation Corp.	98,843	211
*	Nanometrics Inc.	17,193	209
*	Barracuda Networks Inc.	13,164	205
*	Telenav Inc.	25,963	203
*	eGain Corp.	49,676	199
*	LRAD Corp.	118,475	198
*	Zix Corp.	46,953	198
*	Hortonworks Inc.	8,842	194
*	MeetMe Inc.	122,147	193
^,* Box Inc.		14,520	183
*	Quantum Corp.	259,882	181
*	Oclaro Inc.	76,832	177
^,* Novatel Wireless Inc.		78,198	173
*	Rudolph Technologies Inc.	13,328	166
*	Rocket Fuel Inc.	34,797	163

*	United Online Inc.	16,190	162
*	Castlight Health Inc. Class B	38,089	160
*	Pendrell Corp.	215,736	155
	Simulations Plus Inc.	16,404	155
*	Covisint Corp.	71,869	155
*	PDF Solutions Inc.	15,248	152
	PC-Tel Inc.	25,151	151
*	KEYW Holding Corp.	23,960	147
*	Boingo Wireless Inc.	17,500	145
*	BSQUARE Corp.	21,190	140
*	Rosetta Stone Inc.	20,321	136
*	Systemax Inc.	17,314	130
*	Mitek Systems Inc.	40,588	129
*	Clearfield Inc.	9,367	126
*	Datawatch Corp.	21,298	125
	Evolving Systems Inc.	20,622	124
*	Seachange International Inc.	18,579	117
*	Vocera Communications Inc.	10,161	116
*	Lantronix Inc.	89,562	112
*	Mattson Technology Inc.	45,776	107
*	GSI Technology Inc.	26,114	106
	Preformed Line Products Co.	2,778	103
*	Aerohive Networks Inc.	17,209	103
*	Amber Road Inc.	23,960	101
^,* Park City Group Inc.		9,553	101
*	Hutchinson Technology Inc.	62,811	100
*	OPOWER Inc.	11,200	100
	NCI Inc. Class A	7,496	99
*	Imprivata Inc.	5,533	98
*	TeleCommunication Systems Inc. Class A	27,799	96
^,* CVD Equipment Corp.		8,553	95
*	Support.com Inc.	80,043	90
*	Innodata Inc.	35,130	82
*	Exa Corp.	7,578	78
*	Alarm.com Holdings Inc.	6,050	71
*	Millennial Media Inc.	38,185	67
	ClearOne Inc.	5,669	67
*	Identiv Inc.	18,779	66
*	Varonis Systems Inc.	4,133	64
*	ANADIGICS Inc.	291,252	64
*	RELM Wireless Corp.	13,400	59
*	Crossroads Systems Inc.	44,350	58
*	A10 Networks Inc.	9,507	57
*	Pixelworks Inc.	15,645	56
*	QuickLogic Corp.	32,504	52
*	Inuvo Inc.	17,600	51
*	Intermolecular Inc.	25,996	49
*	NetSol Technologies Inc.	9,569	48
*	Mastech Holdings Inc.	5,931	45
*	Radisys Corp.	15,728	42
*	PAR Technology Corp.	7,772	41
*	GigOptix Inc.	21,882	38
*	Zhone Technologies Inc.	27,092	38
*	Appfolio Inc.	2,120	36
*	Violin Memory Inc.	25,189	35
*	ADDvantage Technologies Group Inc.	14,730	33
*	Synacor Inc.	23,769	32

*	Smith Micro Software Inc.	36,488	32
*	MoSys Inc.	19,562	29
	CSP Inc.	5,391	29
*	Numerex Corp. Class A	3,305	29
*	Rapid7 Inc.	1,210	28
*	Qumu Corp.	6,425	25
*	ID Systems Inc.	6,809	22
*	Westell Technologies Inc. Class A	18,333	21
*	GSE Systems Inc.	13,415	20
*	Vringo Inc.	28,067	16
	TransAct Technologies Inc.	1,540	14
*	Ultra Clean Holdings Inc.	2,430	14
	QAD Inc. Class B	573	12
^,* ParkerVision Inc.		58,498	11
	Communications Systems Inc.	1,077	9
*	Key Tronic Corp.	850	9
*	inTEST Corp.	900	4
	Optical Cable Corp.	959	3
*	Selectica Inc.	829	3
*	Intellicheck Mobilisa Inc.	2,013	2
*	Superconductor Technologies Inc.	656	—
*	Netlist Inc.	100	—
			5,992,875
Telecommunications (2.2%)
	AT&T Inc.	11,133,487	362,729
	Verizon Communications Inc.	7,362,274	320,333
	CenturyLink Inc.	1,018,652	25,589
*	SBA Communications Corp. Class A	233,712	24,479
*	Level 3 Communications Inc.	515,263	22,512
*	T-Mobile US Inc.	516,233	20,551
	Frontier Communications Corp.	2,114,526	10,044
*	Sprint Corp.	1,433,413	5,504
	Telephone & Data Systems Inc.	165,135	4,122
*	Zayo Group Holdings Inc.	109,703	2,782
	Atlantic Tele-Network Inc.	29,637	2,191
	EarthLink Holdings Corp.	274,900	2,139
*	Cincinnati Bell Inc.	604,830	1,887
*	8x8 Inc.	203,787	1,685
	Shenandoah Telecommunications Co.	38,162	1,634
	Consolidated Communications Holdings Inc.	82,713	1,594
*	Vonage Holdings Corp.	244,543	1,438
*	General Communication Inc. Class A	82,041	1,416
*	United States Cellular Corp.	34,938	1,238
^	Windstream Holdings Inc.	191,760	1,177
^,* Globalstar Inc.		733,881	1,152
*	NTELOS Holdings Corp.	114,412	1,033
^,* Straight Path Communications Inc. Class B		21,734	878
*	Alaska Communications Systems Group Inc.	389,302	853
	Spok Holdings Inc.	50,475	831
	IDT Corp. Class B	42,249	604
*	FairPoint Communications Inc.	35,708	550
*	Iridium Communications Inc.	83,947	516
	Lumos Networks Corp.	28,613	348
*	GTT Communications Inc.	14,507	337
*	inContact Inc.	40,779	306
*	Pacific DataVision Inc.	5,800	173
*	Hawaiian Telcom Holdco Inc.	6,486	135

* ORBCOMM Inc.	22,897	128
* Elephant Talk Communications Corp.	214,438	90
* Intelsat SA	13,010	84
* Towerstream Corp.	69,717	75
Alteva Inc.	11,338	50
* NII Holdings Inc.	1,631	11
		823,198
Utilities (3.2%)
Duke Energy Corp.	1,248,372	89,808
NextEra Energy Inc.	818,354	79,830
Dominion Resources Inc.	1,075,734	75,710
Southern Co.	1,644,269	73,499
American Electric Power Co. Inc.	887,979	50,491
PG&E Corp.	885,118	46,734
Exelon Corp.	1,559,554	46,319
Sempra Energy	425,793	41,183
PPL Corp.	1,212,667	39,885
Public Service Enterprise Group Inc.	915,676	38,605
Edison International	589,738	37,195
Consolidated Edison Inc.	530,166	35,442
Xcel Energy Inc.	918,114	32,510
WEC Energy Group Inc.	571,470	29,842
Eversource Energy	573,854	29,049
DTE Energy Co.	324,624	26,090
FirstEnergy Corp.	764,666	23,942
Entergy Corp.	324,821	21,146
Ameren Corp.	438,959	18,555
American Water Works Co. Inc.	325,951	17,953
CMS Energy Corp.	500,591	17,681
CenterPoint Energy Inc.	739,440	13,340
AGL Resources Inc.	217,238	13,260
SCANA Corp.	232,759	13,095
Pinnacle West Capital Corp.	200,452	12,857
ONEOK Inc.	378,352	12,183
AES Corp.	1,235,150	12,092
Alliant Energy Corp.	204,807	11,979
TECO Energy Inc.	425,547	11,175
Pepco Holdings Inc.	457,850	11,089
UGI Corp.	312,520	10,882
NiSource Inc.	574,959	10,666
Atmos Energy Corp.	183,297	10,664
Westar Energy Inc. Class A	255,718	9,830
* Calpine Corp.	672,006	9,811
ITC Holdings Corp.	282,240	9,410
NRG Energy Inc.	601,906	8,938
Aqua America Inc.	319,881	8,467
Great Plains Energy Inc.	278,837	7,534
National Fuel Gas Co.	145,466	7,270
Vectren Corp.	149,391	6,276
Questar Corp.	317,871	6,170
Portland General Electric Co.	160,744	5,943
IDACORP Inc.	91,056	5,892
Cleco Corp.	109,300	5,819
Piedmont Natural Gas Co. Inc.	142,556	5,712
Hawaiian Electric Industries Inc.	194,401	5,577
WGL Holdings Inc.	90,057	5,194
UIL Holdings Corp.	102,510	5,153

Southwest Gas Corp.			84,825	4,947
New Jersey Resources Corp.			154,893	4,651
NorthWestern Corp.			85,160	4,584
* Dynegy Inc.			220,310	4,554
ALLETE Inc.			88,347	4,461
ONE Gas Inc.			94,652	4,291
Laclede Group Inc.			74,566	4,066
PNM Resources Inc.			144,252	4,046
Avista Corp.			107,074	3,560
Black Hills Corp.			81,232	3,358
American States Water Co.			80,157	3,319
South Jersey Industries Inc.			124,356	3,140
El Paso Electric Co.			80,272	2,956
MGE Energy Inc.			65,270	2,688
Empire District Electric Co.			107,557	2,369
Northwest Natural Gas Co.			49,885	2,287
TerraForm Power Inc. Class A			123,093	1,750
California Water Service Group			77,748	1,720
* Talen Energy Corp.			157,660	1,592
Ormat Technologies Inc.			46,616	1,586
Chesapeake Utilities Corp.			28,933	1,536
SJW Corp.			40,219	1,237
Connecticut Water Service Inc.			26,326	961
^ Atlantic Power Corp.			351,954	655
Unitil Corp.			16,080	593
Middlesex Water Co.			17,081	407
Genie Energy Ltd. Class B			44,732	368
^,* Cadiz Inc.			41,609	302
York Water Co.			13,313	280
Artesian Resources Corp. Class A			11,011	266
Delta Natural Gas Co. Inc.			9,196	188
* US Geothermal Inc.			270,190	168
* Sunrun Inc.			15,150	157
* Vivint Solar Inc.			13,200	138
* Pure Cycle Corp.			27,648	137
Gas Natural Inc.			4,059	36
				1,201,101
Total Common Stocks (Cost $25,308,938)				37,522,315
	Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[3,4] Vanguard Market Liquidity Fund	0.189%		364,251,718	364,252

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.093%	10/2/15	5,000	5,000
[5,6] Federal Home Loan Bank Discount Notes	0.095%	10/7/15	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.105%	11/2/15	3,000	2,999
[5,6] Federal Home Loan Bank Discount Notes	0.145%	12/11/15	500	500
				8,999
Total Temporary Cash Investments (Cost $373,251)				373,251

Total Investments (100.4%) (Cost $25,682,189)	37,895,566
Other Asset and Liabilities-Net (-0.4%)[3]	(152,246)
Net Assets (100%)	37,743,320

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $138,647,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $143,332,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $8,999,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,521,595	—	720
Temporary Cash Investments	364,252	8,999	—
Futures Contracts—Assets[1]	3,642	—	—
Total	37,889,489	8,999	720
1 Represents variation margin on the last day of the reporting period.

Institutional Total Stock Market Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)
E-mini S&P 500 Index	December 2015	1,020	97,344	(1,662)
S&P 500 Index	December 2015	179	85,414	(1,584)
E-mini Russell 2000 Index	December 2015	210	23,014	(1,114)
				(4,360)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $25,683,500,000. Net unrealized appreciation of investment securities for tax purposes was $12,212,066,000, consisting of unrealized gains of $13,637,657,000 on securities that had risen in value since their purchase and $1,425,591,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 18, 2015
VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.